THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Invesco V.I. Global Real Estate Fund Sub-Account	Invesco V.I. Balanced-Risk Allocation Fund Sub-Account	American Funds Insurance Series® Capital World Growth and Income Fund® Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—
class 2	—	—	—
class 4	—	—	984,644
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	81,188	2,495,681	—
class SRV	—	—	—
class SRV2	—	—	—

Total investments	81,188	2,495,681	984,644
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	3	86	30
Other assets	—	—	—

Total assets	81,191	2,495,767	984,674

Liabilities:
Due to Sponsor Company	3	86	30
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—

Total liabilities	3	86	30

Net assets:
For contract liabilities	$81,188	$2,495,681	$984,644

The accompanying notes are an integral part of these financial statements.

B-2

American Funds Insurance Series® Asset Allocation Fund Sub-Account	American Funds Insurance Series® The Bond Fund of America® Sub-Account	American Funds Insurance Series® Global Growth Fund Sub-Account	American Funds Insurance Series® Growth Fund Sub-Account	American Funds Insurance Series® Growth-Income Fund Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
2,041,027	880,765	644,694	5,341,342	2,740,039	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	23,431,919	63,587,358

2,041,027	880,765	644,694	5,341,342	2,740,039	23,431,919	63,587,358
—	—	—	—	—	—	—
55	25	17	145	83	2,768	3,216
—	—	—	—	1	1	23

2,041,082	880,790	644,711	5,341,487	2,740,123	23,434,688	63,590,597

55	25	17	145	83	2,768	3,216
—	—	—	—	—	—	—
—	—	—	—	—	—	—

55	25	17	145	83	2,768	3,216

$2,041,027	$880,765	$644,694	$5,341,342	$2,740,040	$23,431,920	$63,587,381

B-3

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Invesco V.I. Global Real Estate Fund Sub-Account	Invesco V.I. Balanced-Risk Allocation Fund Sub-Account	American Funds Insurance Series® Capital World Growth and Income Fund® Sub-Account

Contract Liabilities:
class None	$—	$—	$—
class 2	—	—	—
class 4	—	—	984,644
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	81,188	2,495,681	—
class SRV	—	—	—
class SRV2	—	—	—

Total contract liabilities	$81,188	$2,495,681	$984,644

Shares:
class None	—	—	—
class 2	—	—	—
class 4	—	—	55,162
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	5,883	297,105	—
class SRV	—	—	—
class SRV2	—	—	—

Total shares	5,883	297,105	55,162

Cost	$89,706	$2,722,076	$731,622

Deferred contracts in the accumulation period:
Units owned by participants #	3,385	173,295	45,017
Minimum unit fair value #*	$23.009604	$12.676105	$21.431065
Maximum unit fair value #*	$24.437131	$15.065044	$22.592261
Contract liability	$79,373	$2,495,681	$984,644

Contracts in payout (annuitization) period:
Units owned by participants #	74	—	—
Minimum unit fair value #*	$24.437131	$—	$—
Maximum unit fair value #*	$24.437131	$—	$—
Contract liability	$1,815	$—	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-4

American Funds Insurance Series® Asset Allocation Fund Sub-Account	American Funds Insurance Series® The Bond Fund of America® Sub-Account	American Funds Insurance Series® Global Growth Fund Sub-Account	American Funds Insurance Series® Growth Fund Sub-Account	American Funds Insurance Series® Growth-Income Fund Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
2,041,027	880,765	644,694	5,341,342	2,740,040	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	23,431,920	63,587,381

$2,041,027	$880,765	$644,694	$5,341,342	$2,740,040	$23,431,920	$63,587,381

—	—	—	—	—	—	—
—	—	—	—	—	—	—
76,243	94,604	17,169	39,745	42,304	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	2,136,000	63,587,358

76,243	94,604	17,169	39,745	42,304	2,136,000	63,587,358

$1,784,895	$918,300	$606,079	$4,031,324	$2,368,144	$25,590,214	$63,587,356

103,224	81,849	25,265	136,481	99,240	1,601,249	6,110,200
$19.132656	$10.518817	$24.701058	$36.722890	$27.001577	$11.568565	$9.350272
$20.169385	$11.040044	$26.039388	$39.928063	$28.464423	$14.618686	$11.212484
$2,041,027	$880,765	$644,694	$5,341,342	$2,740,040	$23,359,040	$62,590,120

—	—	—	—	—	4,985	96,253
$—	$—	$—	$—	$—	$14.618686	$10.024856
$—	$—	$—	$—	$—	$14.618686	$10.413179
$—	$—	$—	$—	$—	$72,880	$997,261

B-5

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—
class 2	—	—	2,017,882
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	1,720,538	2,066,916	—

Total investments	1,720,538	2,066,916	2,017,882
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	76	88	3,276
Other assets	—	—	—

Total assets	1,720,614	2,067,004	2,021,158

Liabilities:
Due to Sponsor Company	76	88	3,276
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—

Total liabilities	76	88	3,276

Net assets:
For contract liabilities	$1,720,538	$2,066,916	$2,017,882

The accompanying notes are an integral part of these financial statements.

B-6

Templeton Growth VIP Fund Sub-Account	Templeton Global Bond VIP Fund Sub-Account	BlackRock Global Allocation V.I. Fund Sub-Account	Morgan Stanley VIF Emerging Markets Equity Portfolio Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	PIMCO VIT Low Duration Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—
1,743,642	751,726	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	311,597	1,458,843
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	4,623,164	—	—
—	—	—	1,737,102	—	—	—
—	—	1,308,825	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

1,743,642	751,726	1,308,825	1,737,102	4,623,164	311,597	1,458,843
—	—	—	—	—	—	—
113	991	72	59	179	13	51
—	—	—	—	—	—	2

1,743,755	752,717	1,308,897	1,737,161	4,623,343	311,610	1,458,896

113	991	72	59	179	13	51
—	—	—	—	—	—	—
—	—	—	—	—	—	—

113	991	72	59	179	13	51

$1,743,642	$751,726	$1,308,825	$1,737,102	$4,623,164	$311,597	$1,458,845

B-7

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account

Contract Liabilities:
class None	$—	$—	$—
class 2	—	—	2,017,882
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	1,720,538	2,066,916	—

Total contract liabilities	$1,720,538	$2,066,916	$2,017,882

Shares:
class None	—	—	—
class 2	—	—	133,106
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	63,442	81,215	—

Total shares	63,442	81,215	133,106

Cost	$1,790,283	$1,719,921	$1,962,964

Deferred contracts in the accumulation period:
Units owned by participants #	54,861	50,196	61,795
Minimum unit fair value #*	$23.320955	$35.618737	$20.407688
Maximum unit fair value #*	$33.442257	$42.004222	$32.499210
Contract liability	$1,720,538	$2,066,916	$1,838,244

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	5,527
Minimum unit fair value #*	$—	$—	$32.499210
Maximum unit fair value #*	$—	$—	$32.499210
Contract liability	$—	$—	$179,638

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-8

Templeton Growth VIP Fund Sub-Account	Templeton Global Bond VIP Fund Sub-Account	BlackRock Global Allocation V.I. Fund Sub-Account	Morgan Stanley VIF Emerging Markets Equity Portfolio Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	PIMCO VIT Low Duration Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—
1,743,642	751,726	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	311,597	1,458,845
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	4,623,164	—	—
—	—	—	1,737,102	—	—	—
—	—	1,308,825	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$1,743,642	$751,726	$1,308,825	$1,737,102	$4,623,164	$311,597	$1,458,845

—	—	—	—	—	—	—
123,226	57,079	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	25,945	149,166
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	427,675	—	—
—	—	—	99,320	—	—	—
—	—	98,113	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

123,226	57,079	98,113	99,320	427,675	25,945	149,166

$1,342,770	$776,650	$1,395,464	$1,389,148	$4,259,158	$325,718	$1,445,076

68,990	67,223	57,626	113,896	210,778	22,720	127,986
$19.952614	$8.174476	$18.880007	$13.803115	$16.596835	$10.747223	$9.455017
$33.147135	$11.924239	$27.626271	$15.772531	$24.569187	$15.184532	$12.084252
$1,713,815	$671,491	$1,308,825	$1,737,102	$4,623,164	$311,597	$1,458,845

1,124	6,869	—	—	—	—	—
$23.817384	$9.060265	$—	$—	$—	$—	$—
$33.147135	$11.924239	$—	$—	$—	$—	$—
$29,827	$80,235	$—	$—	$—	$—	$—

B-9

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	T. Rowe Price Health Sciences Portfolio Sub-Account	VanEck VIP Global Resources Fund Sub-Account	The Merger Fund ® VL Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	1,195,254
class IB	—	—	—
class II	5,957,876	—	—
class III	—	—	—
class S	—	580,050	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total investments	5,957,876	580,050	1,195,254
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	203	21	41
Other assets	—	—	—

Total assets	5,958,079	580,071	1,195,295

Liabilities:
Due to Sponsor Company	203	21	41
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—

Total liabilities	203	21	41

Net assets:
For contract liabilities	$5,957,876	$580,050	$1,195,254

The accompanying notes are an integral part of these financial statements.

B-10

PIMCO VIT Dynamic Bond Portfolio Sub-Account	LVIP American Century Inflation Protection Fund Sub-Account	AB VPS Dynamic Asset Allocation Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	ALPS | Alerian Energy Infrastructure Portfolio Sub-Account	ALPS Global Opportunity Portfolio Sub-Account	American Funds Insurance Series® U.S. Government Securities Fund® Sub-Account

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	1,296,530
—	—	—	—	—	—	—
862,137	—	—	—	—	—	—
—	—	1,109,194	591,508	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	1,614,758	1,090,928	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	6,361,751	—	—	—	—	—
—	—	—	—	—	—	—

862,137	6,361,751	1,109,194	591,508	1,614,758	1,090,928	1,296,530
—	—	—	—	—	—	—
12	213	39	24	54	38	38
3	—	—	—	—	—	—

862,152	6,361,964	1,109,233	591,532	1,614,812	1,090,966	1,296,568

12	213	39	24	54	38	38
—	—	—	—	—	—	—
—	—	—	—	—	—	—

12	213	39	24	54	38	38

$862,140	$6,361,751	$1,109,194	$591,508	$1,614,758	$1,090,928	$1,296,530

B-11

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	T. Rowe Price Health Sciences Portfolio Sub-Account	VanEck VIP Global Resources Fund Sub-Account	The Merger Fund ® VL Sub-Account

Contract Liabilities:
class None	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	1,195,254
class IB	—	—	—
class II	5,957,876	—	—
class III	—	—	—
class S	—	580,050	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total contract liabilities	$5,957,876	$580,050	$1,195,254

Shares:
class None	—	—	—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	105,681
class IB	—	—	—
class II	110,270	—	—
class III	—	—	—
class S	—	18,144	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total shares	110,270	18,144	105,681

Cost	$5,684,529	$421,266	$1,195,353

Deferred contracts in the accumulation period:
Units owned by participants #	169,595	50,942	88,547
Minimum unit fair value #*	$21.165474	$10.386788	$12.249063
Maximum unit fair value #*	$37.100717	$11.793335	$13.996701
Contract liability	$5,957,876	$580,050	$1,195,254

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—
Minimum unit fair value #*	$—	$—	$—
Maximum unit fair value #*	$—	$—	$—
Contract liability	$—	$—	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-12

PIMCO VIT Dynamic Bond Portfolio Sub-Account	LVIP American Century Inflation Protection Fund Sub-Account	AB VPS Dynamic Asset Allocation Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	ALPS | Alerian Energy Infrastructure Portfolio Sub-Account	ALPS Global Opportunity Portfolio Sub-Account	American Funds Insurance Series® U.S. Government Securities Fund® Sub-Account

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	1,296,530
—	—	—	—	—	—	—
862,140	—	—	—	—	—	—
—	—	1,109,194	591,508	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	1,614,758	1,090,928	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	6,361,751	—	—	—	—	—
—	—	—	—	—	—	—

$862,140	$6,361,751	$1,109,194	$591,508	$1,614,758	$1,090,928	$1,296,530

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	133,114
—	—	—	—	—	—	—
96,436	—	—	—	—	—	—
—	—	102,419	19,548	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	128,461	88,120	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	704,045	—	—	—	—	—
—	—	—	—	—	—	—

96,436	704,045	102,419	19,548	128,461	88,120	133,114

$891,779	$7,396,507	$962,114	$639,000	$1,427,624	$1,076,088	$1,479,996

72,945	578,947	58,014	22,646	88,509	53,108	126,266
$10.889571	$9.897549	$14.113998	$23.396223	$16.580807	$18.904312	$10.006722
$12.364119	$11.446857	$16.948165	$26.115260	$18.946442	$21.118167	$10.549046
$862,140	$6,361,751	$919,274	$589,730	$1,614,758	$1,090,928	$1,296,530

—	—	11,206	68	—	—	—
$—	$—	$16.948165	$26.115260	$—	$—	$—
$—	$—	$16.948165	$26.115260	$—	$—	$—
$—	$—	$189,920	$1,778	$—	$—	$—

B-13

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Nomura VIP High Income Series Sub-Account (1)

Assets:
Investments, at fair value
class None	$1,626,024	$1,169,462	$—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	3,724,229
class SRV2	—	—	—

Total investments	1,626,024	1,169,462	3,724,229
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	67	72	130
Other assets	—	—	—

Total assets	1,626,091	1,169,534	3,724,359

Liabilities:
Due to Sponsor Company	67	72	130
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—

Total liabilities	67	72	130

Net assets:
For contract liabilities	$1,626,024	$1,169,462	$3,724,229

The accompanying notes are an integral part of these financial statements.

B-14

Guggenheim VT Multi-Hedge Strategies Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (2)	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (3)

$223,598	$10,678,658	$6,602,597	$219,636,259	$139,852,978	$88,973,337	$212,772,563
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

223,598	10,678,658	6,602,597	219,636,259	139,852,978	88,973,337	212,772,563
—	—	—	—	—	—	—
8	905	288	107,727	54,509	9,104	87,408
—	—	—	—	—	1	—

223,606	10,679,563	6,602,885	219,743,986	139,907,487	88,982,442	212,859,971

8	905	288	107,727	54,509	9,104	87,408
—	—	—	—	—	—	—
—	—	—	5	4	—	2

8	905	288	107,732	54,513	9,104	87,410

$223,598	$10,678,658	$6,602,597	$219,636,254	$139,852,974	$88,973,338	$212,772,561

B-15

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Nomura VIP High Income Series Sub-Account (1)

Contract Liabilities:
class None	$1,626,024	$1,169,462	$—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	3,724,229
class SRV2	—	—	—

Total contract liabilities	$1,626,024	$1,169,462	$3,724,229

Shares:
class None	91,555	92,375	—
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	1,271,068
class SRV2	—	—	—

Total shares	91,555	92,375	1,271,068

Cost	$1,330,056	$1,335,590	$3,808,019

Deferred contracts in the accumulation period:
Units owned by participants #	31,556	57,180	253,925
Minimum unit fair value #*	$40.667118	$18.655503	$12.890260
Maximum unit fair value #*	$80.355782	$20.696462	$15.327301
Contract liability	$1,623,661	$1,165,816	$3,724,229

Contracts in payout (annuitization) period:
Units owned by participants #	55	176	—
Minimum unit fair value #*	$43.280523	$20.696462	$—
Maximum unit fair value #*	$43.280523	$20.696462	$—
Contract liability	$2,363	$3,646	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-16

Guggenheim VT Multi-Hedge Strategies Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (2)	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (3)

$223,598	$10,678,658	$6,602,597	$219,636,254	$139,852,974	$88,973,338	$212,772,561
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$223,598	$10,678,658	$6,602,597	$219,636,254	$139,852,974	$88,973,338	$212,772,561

9,523	761,673	460,753	20,021,537	12,150,563	2,387,905	15,285,385
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

9,523	761,673	460,753	20,021,537	12,150,563	2,387,905	15,285,385

$231,967	$8,016,620	$4,867,970	$201,116,881	$133,502,799	$36,762,084	$183,971,317

21,075	808,041	482,509	21,097,985	13,857,529	3,104,359	19,142,458
$9.662941	$12.775091	$13.279826	$10.110907	$9.401760	$25.043925	$10.712819
$11.041901	$13.184951	$13.808794	$10.453284	$10.899939	$32.664637	$13.190273
$223,598	$10,632,744	$6,541,537	$219,356,994	$139,806,645	$88,848,165	$212,498,522

—	3,482	4,497	26,874	4,593	4,301	21,812
$—	$13.184951	$13.578800	$10.278580	$9.760335	$26.248902	$10.758037
$—	$13.184951	$13.578800	$10.453284	$10.387419	$32.664637	$13.190273
$—	$45,914	$61,060	$279,260	$46,329	$125,173	$274,039

B-17

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Guardian Global Utilities VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account	Guardian International Equity VIP Fund Sub-Account

Assets:
Investments, at fair value
class None	$42,258,526	$94,806,043	$203,824,998
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total investments	42,258,526	94,806,043	203,824,998
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	34,602	11,861	89,729
Other assets	—	—	—

Total assets	42,293,128	94,817,904	203,914,727

Liabilities:
Due to Sponsor Company	34,602	11,861	89,729
Payable for fund shares purchased	—	—	—
Other liabilities	—	1	3

Total liabilities	34,602	11,862	89,732

Net assets:
For contract liabilities	$42,258,526	$94,806,042	$203,824,995

The accompanying notes are an integral part of these financial statements.

B-18

Guardian International Growth VIP Fund Sub-Account	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Value VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Mid Cap Traditional Growth VIP Fund Sub-Account

$68,416,123	$234,221,854	$161,583,670	$254,123,401	$75,216,966	$93,753,979	$41,050,348
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

68,416,123	234,221,854	161,583,670	254,123,401	75,216,966	93,753,979	41,050,348
—	—	—	—	—	—	—
15,609	87,525	83,069	88,714	68,708	31,504	24,431
—	—	3	1	—	—	—

68,431,732	234,309,379	161,666,742	254,212,116	75,285,674	93,785,483	41,074,779

15,609	87,525	83,069	88,714	68,708	31,504	24,431
—	—	—	—	—	—	—
—	3	—	—	1	1	—

15,609	87,528	83,069	88,714	68,709	31,505	24,431

$68,416,123	$234,221,851	$161,583,673	$254,123,402	$75,216,965	$93,753,978	$41,050,348

B-19

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Guardian Global Utilities VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account	Guardian International Equity VIP Fund Sub-Account

Contract Liabilities:
class None	$42,258,526	$94,806,042	$203,824,995
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total contract liabilities	$42,258,526	$94,806,042	$203,824,995

Shares:
class None	2,269,523	3,825,910	11,687,213
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total shares	2,269,523	3,825,910	11,687,213

Cost	$25,785,434	$56,252,244	$150,641,180

Deferred contracts in the accumulation period:
Units owned by participants #	2,483,705	4,920,010	14,593,408
Minimum unit fair value #*	$16.273469	$16.814521	$12.858262
Maximum unit fair value #*	$17.165096	$21.723428	$16.076827
Contract liability	$42,242,858	$94,617,280	$203,795,253

Contracts in payout (annuitization) period:
Units owned by participants #	918	10,068	2,107
Minimum unit fair value #*	$16.684142	$17.623638	$13.265675
Maximum unit fair value #*	$17.165096	$21.723428	$15.288607
Contract liability	$15,668	$188,762	$29,742

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-20

Guardian International Growth VIP Fund Sub-Account	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Value VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Mid Cap Traditional Growth VIP Fund Sub-Account

$68,416,123	$234,221,851	$161,583,673	$254,123,402	$75,216,965	$93,753,978	$41,050,348
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$68,416,123	$234,221,851	$161,583,673	$254,123,402	$75,216,965	$93,753,978	$41,050,348

3,439,725	7,575,092	4,224,410	6,049,117	2,773,487	4,150,243	1,471,339
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

3,439,725	7,575,092	4,224,410	6,049,117	2,773,487	4,150,243	1,471,339

$52,668,748	$151,067,764	$85,040,783	$132,304,155	$43,673,452	$58,766,128	$26,881,832

4,394,257	13,412,159	5,715,719	8,376,560	3,193,225	4,938,769	1,688,431
$13.604578	$13.795288	$24.573224	$26.742079	$17.990011	$16.612298	$22.790711
$17.475281	$27.106340	$33.532457	$36.828951	$23.774952	$19.803420	$24.458625
$68,392,486	$234,118,708	$161,463,512	$253,074,536	$75,191,089	$93,696,935	$41,036,426

1,424	4,873	4,177	36,317	1,094	2,915	572
$14.035647	$14.029723	$25.850343	$28.131902	$22.998362	$17.411764	$23.659820
$17.436482	$27.106340	$33.532457	$36.828951	$23.774952	$19.803420	$24.458625
$23,637	$103,143	$120,161	$1,048,866	$25,876	$57,043	$13,922

B-21

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Guardian Multi- Sector Bond VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)	Guardian Short Duration Bond VIP Fund Sub-Account

Assets:
Investments, at fair value
class None	$161,890,977	$162,579,993	$122,560,165
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total investments	161,890,977	162,579,993	122,560,165
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	96,119	66,208	60,726
Other assets	2	—	—

Total assets	161,987,098	162,646,201	122,620,891

Liabilities:
Due to Sponsor Company	96,119	66,208	60,726
Payable for fund shares purchased	—	—	—
Other liabilities	—	3	1

Total liabilities	96,119	66,211	60,727

Net assets:
For contract liabilities	$161,890,979	$162,579,990	$122,560,164

The accompanying notes are an integral part of these financial statements.

B-22

Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (5)	Janus Henderson VIT Global Technology and Innovation Portfolio Sub-Account	Lazard Retirement Global Dynamic Multi-Asset Portfolio Sub-Account

$174,603,867	$126,819,891	$195,473,179	$194,689,652	$135,614,079	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	44,426,529	867,495
—	—	—	—	—	—	—

174,603,867	126,819,891	195,473,179	194,689,652	135,614,079	44,426,529	867,495
—	—	—	—	—	—	—
78,992	34,424	86,188	63,764	79,394	15,239	29
—	—	5	—	—	—	—

174,682,859	126,854,315	195,559,372	194,753,416	135,693,473	44,441,768	867,524

78,992	34,424	86,188	63,764	79,394	15,239	29
—	—	—	—	—	—	—
2	2	—	5	1	—	—

78,994	34,426	86,188	63,769	79,395	15,239	29

$174,603,865	$126,819,889	$195,473,184	$194,689,647	$135,614,078	$44,426,529	$867,495

B-23

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Guardian Multi- Sector Bond VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)	Guardian Short Duration Bond VIP Fund Sub-Account

Contract Liabilities:
class None	$161,890,979	$162,579,990	$122,560,164
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total contract liabilities	$161,890,979	$162,579,990	$122,560,164

Shares:
class None	15,581,422	11,409,122	10,923,366
class 2	—	—	—
class 4	—	—	—
class A	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class S	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—

Total shares	15,581,422	11,409,122	10,923,366

Cost	$156,178,254	$123,945,187	$110,368,992

Deferred contracts in the accumulation period:
Units owned by participants #	17,046,306	12,542,166	11,518,039
Minimum unit fair value #*	$9.080454	$10.716112	$10.358629
Maximum unit fair value #*	$9.577998	$13.136466	$10.691506
Contract liability	$161,838,048	$162,532,396	$122,500,224

Contracts in payout (annuitization) period:
Units owned by participants #	5,555	3,784	5,618
Minimum unit fair value #*	$9.309589	$10.960140	$10.512874
Maximum unit fair value #*	$9.577998	$13.136466	$10.691506
Contract liability	$52,931	$47,594	$59,940

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-24

Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (5)	Janus Henderson VIT Global Technology and Innovation Portfolio Sub-Account	Lazard Retirement Global Dynamic Multi-Asset Portfolio Sub-Account

$174,603,865	$126,819,889	$195,473,184	$194,689,647	$135,614,078	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	44,426,529	867,495
—	—	—	—	—	—	—

$174,603,865	$126,819,889	$195,473,184	$194,689,647	$135,614,078	$44,426,529	$867,495

11,702,672	10,161,850	18,741,436	18,957,123	12,745,684	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	1,855,745	59,869
—	—	—	—	—	—	—

11,702,672	10,161,850	18,741,436	18,957,123	12,745,684	1,855,745	59,869

$117,723,112	$98,648,849	$178,137,743	$190,299,956	$129,196,609	$23,880,208	$749,273

12,425,098	10,708,427	19,909,179	20,721,744	13,945,349	727,670	49,836
$13.621180	$11.322453	$9.462418	$8.892949	$9.298924	$46.613516	$14.767473
$14.455177	$12.831257	$9.871538	$10.084473	$9.808462	$84.749470	$18.054389
$174,521,760	$126,603,394	$195,380,656	$194,645,832	$135,580,939	$44,422,624	$867,495

5,842	18,442	9,429	4,645	3,406	66	—
$13.852648	$11.636742	$9.683605	$9.260489	$9.533597	$57.951544	$—
$14.121399	$11.811917	$9.871538	$9.467362	$9.808462	$59.982893	$—
$82,105	$216,495	$92,528	$43,815	$33,139	$3,905	$—

B-25

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	MFS® Blended Research® Core Equity Portfolio Sub-Account	MFS® Technology Portfolio Sub-Account

Assets:
Investments, at fair value
class None	$—	$—
class 2	—	—
class 4	—	—
class A	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	16,716,451	10,376,734
class SRV2	—	—

Total investments	16,716,451	10,376,734
Due from Sponsor Company	—	—
Receivable for fund shares sold	936	8,817
Other assets	—	—

Total assets	16,717,387	10,385,551

Liabilities:
Due to Sponsor Company	936	8,817
Payable for fund shares purchased	—	—
Other liabilities	1	—

Total liabilities	937	8,817

Net assets:
For contract liabilities	$16,716,450	$10,376,734

The accompanying notes are an integral part of these financial statements.

B-26

DWS Alternative Asset Allocation VIP Sub-Account	Virtus Duff & Phelps Real Estate Securities Series Sub-Account	Victory Pioneer Bond VCT Portfolio Sub-Account (6)(7)

$—	$—	$—
—	—	—
—	—	—
—	1,362,177	—
—	—	—
372,347	—	—
—	—	—
—	—	—
—	—	23,521,063
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

372,347	1,362,177	23,521,063
—	—	—
13	48	6,142
—	—	—

372,360	1,362,225	23,527,205

13	48	6,142
—	—	—
—	—	146

13	48	6,288

$372,347	$1,362,177	$23,520,917

B-27

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	MFS® Blended Research® Core Equity Portfolio Sub-Account	MFS® Technology Portfolio Sub-Account

Contract Liabilities:
class None	$—	$—
class 2	—	—
class 4	—	—
class A	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	16,716,450	10,376,734
class SRV2	—	—

Total contract liabilities	$16,716,450	$10,376,734

Shares:
class None	—	—
class 2	—	—
class 4	—	—
class A	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	280,008	273,360
class SRV2	—	—

Total shares	280,008	273,360

Cost	$14,908,829	$6,324,917

Deferred contracts in the accumulation period:
Units owned by participants #	560,521	186,198
Minimum unit fair value #*	$27.932031	$50.749499
Maximum unit fair value #*	$29.946536	$56.246607
Contract liability	$16,716,450	$10,366,876

Contracts in payout (annuitization) period:
Units owned by participants #	—	177
Minimum unit fair value #*	$—	$53.591960
Maximum unit fair value #*	$—	$56.246607
Contract liability	$—	$9,858

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) Formerly Macquarie VIP High Income Series. Change effective November 3, 2025.

(2) Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

(3) Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

(4) Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.

(5) Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

(6) Merged assets from Pioneer Bond VCT Portfolio. Change effective March 31, 2025.

(7) Funded as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

B-28

DWS Alternative Asset Allocation VIP Sub-Account	Virtus Duff & Phelps Real Estate Securities Series Sub-Account	Victory Pioneer Bond VCT Portfolio Sub-Account (6)(7)

$—	$—	$—
—	—	—
—	—	—
—	1,362,177	—
—	—	—
372,347	—	—
—	—	—
—	—	—
—	—	23,520,917
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

$372,347	$1,362,177	$23,520,917

—	—	—
—	—	—
—	—	—
—	66,545	—
—	—	—
27,179	—	—
—	—	—
—	—	—
—	—	2,400,108
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

27,179	66,545	2,400,108

$368,959	$1,283,481	$23,025,418

28,378	69,206	2,100,724
$11.978914	$14.580847	$10.485080
$13.600888	$20.452133	$12.274919
$372,347	$1,362,177	$23,520,917

—	—	—
$—	$—	$—
$—	$—	$—
$—	$—	$—

B-29

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Invesco V.I. Global Real Estate Fund Sub-Account	Invesco V.I. Balanced-Risk Allocation Fund Sub-Account	American Funds Insurance Series® Capital World Growth and Income Fund® Sub-Account

Investment income:
Dividends	$1,823	$172,825	$11,320

Expenses:
Mortality and expense risk charges and Administrative charges	(1,549)	(32,559)	(10,098)

Total expenses	(1,549)	(32,559)	(10,098)

Net investment income (loss)	274	140,266	1,222

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,906)	(68,544)	(7,626)
Net realized gain distributions	—	—	32,555
Change in unrealized appreciation (depreciation) during the period	9,852	111,085	161,472

Net gain (loss) on investments	5,946	42,541	186,401

Net increase (decrease) in net assets resulting from operations	$6,220	$182,807	$187,623

The accompanying notes are an integral part of these financial statements.

B-30

American Funds Insurance Series® Asset Allocation Fund Sub-Account	American Funds Insurance Series® The Bond Fund of America® Sub-Account	American Funds Insurance Series® Global Growth Fund Sub-Account	American Funds Insurance Series® Growth Fund Sub-Account	American Funds Insurance Series® Growth-Income Fund Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

$36,757	$36,495	$7,318	$6,617	$18,995	$812,831	$1,272,320

(21,717)	(9,648)	(6,462)	(50,700)	(29,017)	(356,412)	(492,362)

(21,717)	(9,648)	(6,462)	(50,700)	(29,017)	(356,412)	(492,362)

15,040	26,847	856	(44,083)	(10,022)	456,419	779,958

36,904	(20,964)	(15,168)	43,571	35,368	(1,082,052)	(2)
164,066	—	75,710	414,190	447,549	—	—
81,564	46,762	53,001	470,970	(66,302)	1,908,224	2

282,534	25,798	113,543	928,731	416,615	826,172	—

$297,574	$52,645	$114,399	$884,648	$406,593 $	1,282,591	$779,958

B-31

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account

Investment income:
Dividends	$21,909	$31,584	$98,463

Expenses:
Mortality and expense risk charges and Administrative charges	(18,167)	(28,198)	(30,212)

Total expenses	(18,167)	(28,198)	(30,212)

Net investment income (loss)	3,742	3,386	68,251

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,467	85,223	(21,133)
Net realized gain distributions	138,712	87,237	20,697
Change in unrealized appreciation (depreciation) during the period	(94,958)	53,389	137,287

Net gain (loss) on investments	46,221	225,849	136,851

Net increase (decrease) in net assets resulting from operations	$49,963	$229,235	$205,102

The accompanying notes are an integral part of these financial statements.

B-32

Templeton Growth VIP Fund Sub-Account	Templeton Global Bond VIP Fund Sub-Account	BlackRock Global Allocation V.I. Fund Sub-Account	Morgan Stanley VIF Emerging Markets Equity Portfolio Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	PIMCO VIT Low Duration Portfolio Sub-Account

$14,437	$—	$51,741	$5,825	$34,920	$11,000	$57,028

(25,409)	(13,147)	(20,486)	(20,800)	(63,852)	(5,530)	(24,403)

(25,409)	(13,147)	(20,486)	(20,800)	(63,852)	(5,530)	(24,403)

(10,972)	(13,147)	31,255	(14,975)	(28,932)	5,470	32,625

46,190	(37,406)	(15,203)	(3,918)	(22,957)	(7,049)	(5,921)
123,944	—	126,907	55,208	477,849	—	—
165,710	163,761	62,251	414,671	(259,739)	22,160	27,189

335,844	126,355	173,955	465,961	195,153	15,111	21,268

$324,872	$113,208	$205,210	$450,986	$166,221	$20,581	$53,893

B-33

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	T. Rowe Price Health Sciences Portfolio Sub-Account	VanEck VIP Global Resources Fund Sub-Account	The Merger Fund® VL Sub-Account

Investment income:
Dividends	$—	$14,352	$52,880

Expenses:
Mortality and expense risk charges and Administrative charges	(75,733)	(7,766)	(16,144)

Total expenses	(75,733)	(7,766)	(16,144)

Net investment income (loss)	(75,733)	6,586	36,736

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	401,154	70,974	20,697
Net realized gain distributions	216,578	—	39,724
Change in unrealized appreciation (depreciation) during the period	360,084	104,697	(4,254)

Net gain (loss) on investments	977,816	175,671	56,167

Net increase (decrease) in net assets resulting from operations	$902,083	$182,257	$92,903

The accompanying notes are an integral part of these financial statements.

B-34

PIMCO VIT Dynamic Bond Portfolio Sub-Account	LVIP American Century Inflation Protection Fund Sub-Account	AB VPS Dynamic Asset Allocation Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	ALPS | Alerian Energy Infrastructure Portfolio Sub-Account	ALPS GlobalI Opportunity Portfolio Sub-Account	American Funds nsurance Series® U.S. Government Securities Fund® Sub-Account

$52,526	$464,455	$18,144	$—	$76,362	$71,227	$53,085

(13,256)	(80,534)	(14,681)	(8,147)	(22,752)	(14,883)	(13,916)

(13,256)	(80,534)	(14,681)	(8,147)	(22,752)	(14,883)	(13,916)

39,270	383,921	3,463	(8,147)	53,610	56,344	39,169

(66,110)	(107,026)	(62,569)	11,412	232,552	14,173	(66,478)
—	—	—	71,739	194,910	16,896	—
87,239	55,448	185,004	(53,159)	(411,154)	(88,204)	109,051

21,129	(51,578)	122,435	29,992	16,308	(57,135)	42,573

$60,399	$332,343	$125,898	$21,845	$69,918	$(791)	$81,742

B-35

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Nomura VIP High Income Series Sub-Account (1)

Investment income:
Dividends	$23,974	$31,668	$277,966

Expenses:
Mortality and expense risk charges and Administrative charges	(20,307)	(18,990)	(51,904)

Total expenses	(20,307)	(18,990)	(51,904)

Net investment income (loss)	3,667	12,678	226,062

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	42,012	6,417	(236,061)
Net realized gain distributions	140,535	47,642	1,488
Change in unrealized appreciation (depreciation) during the period	149,835	(158,973)	235,969

Net gain (loss) on investments	332,382	(104,914)	1,396

Net increase (decrease) in net assets resulting from operations	$336,049	$(92,236)	$227,458

The accompanying notes are an integral part of these financial statements.

B-36

Gabelli Capital Asset Fund Sub-Account (2)	Guggenheim VT Multi-Hedge Strategies Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (2)	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account

$2,984	$5,672	$—	$—	$—	$—	$—

(15,034)	(3,229)	(147,845)	(94,302)	(3,385,390)	(2,240,675)	(1,370,082)

(15,034)	(3,229)	(147,845)	(94,302)	(3,385,390)	(2,240,675)	(1,370,082)

(12,050)	2,443	(147,845)	(94,302)	(3,385,390)	(2,240,675)	(1,370,082)

(2,344,339)	(973)	473,325	341,265	3,655,616	(366,799)	21,072,660
1,772,700	—	—	—	—	—	—
468,108	(2,054)	984,091	415,509	11,255,770	10,802,275	(5,333,179)

(103,531)	(3,027)	1,457,416	756,774	14,911,386	10,435,476	15,739,481

$(115,581)	$(584)	$1,309,571	$662,472	$11,525,996	$8,194,801	$14,369,399

B-37

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Guardian Equity Income VIP Fund Sub-Account (3)	Guardian Global Utilities VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account

Investment income:
Dividends	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(2,245,793)	(673,416)	(1,426,303)

Total expenses	(2,245,793)	(673,416)	(1,426,303)

Net investment income (loss)	(2,245,793)	(673,416)	(1,426,303)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,764,821	7,941,396	11,151,931
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	25,691,841	3,358,445	(1,538,383)

Net gain (loss) on investments	29,456,662	11,299,841	9,613,548

Net increase (decrease) in net assets resulting from operations	$27,210,869	$10,626,425	$8,187,245

The accompanying notes are an integral part of these financial statements.

B-38

Guardian International Equity VIP Fund Sub-Account	Guardian International Growth VIP Fund Sub-Account	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Value VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

$—	$—	$—	$—	$—	$—	$—

(3,166,486)	(1,080,115)	(3,583,824)	(2,525,782)	(3,982,689)	(1,221,447)	(1,473,195)

(3,166,486)	(1,080,115)	(3,583,824)	(2,525,782)	(3,982,689)	(1,221,447)	(1,473,195)

(3,166,486)	(1,080,115)	(3,583,824)	(2,525,782)	(3,982,689)	(1,221,447)	(1,473,195)

19,017,470	6,094,607	25,110,755	28,991,053	60,415,388	16,778,490	14,896,060
—	—	—	—	—	—	—
34,448,012	6,750,393	8,927,115	(4,164,147)	(16,908,739)	(3,655,329)	(9,520,323)

53,465,482	12,845,000	34,037,870	24,826,906	43,506,649	13,123,161	5,375,737

50,298,996	$11,764,885	$30,454,046	$22,301,124	39,523,960	$11,901,714	$3,902,542

B-39

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Guardian Mid Cap Traditional Growth VIP Fund Sub-Account	Guardian Multi-Sector Bond VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)

Investment income:
Dividends	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(660,367)	(2,476,808)	(2,491,869)

Total expenses	(660,367)	(2,476,808)	(2,491,869)

Net investment income (loss)	(660,367)	(2,476,808)	(2,491,869)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,236,989	(1,158,497)	11,938,800
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	(4,723,225)	14,977,634	(31,143)

Net gain (loss) on investments	3,513,764	13,819,137	11,907,657

Net increase (decrease) in net assets resulting from operations	$2,853,397	$11,342,329	$9,415,788

The accompanying notes are an integral part of these financial statements.

B-40

Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (5)	Janus Henderson VIT Global Technology and Innovation Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—

(1,888,795)	(2,699,302)	(1,883,294)	(2,915,789)	(2,941,114)	(2,090,478)	(657,622)

(1,888,795)	(2,699,302)	(1,883,294)	(2,915,789)	(2,941,114)	(2,090,478)	(657,622)

(1,888,795)	(2,699,302)	(1,883,294)	(2,915,789)	(2,941,114)	(2,090,478)	(657,622)

3,094,985	15,118,733	5,153,145	124,241	(948,583)	69,889	5,760,877
—	—	—	—	—	—	4,565,394
3,703,466	5,778,743	7,935,759	3,202,313	14,468,181	9,361,491	323,562

6,798,451	20,897,476	13,088,904	3,326,554	13,519,598	9,431,380	10,649,833

$4,909,656	$18,198,174	$11,205,610	$410,765	$10,578,484	$7,340,902	$9,992,211

B-41

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Lazard Retirement Global Dynamic Multi-Asset Portfolio Sub-Account	MFS® Blended Research® Core Equity Portfolio Sub-Account	MFS® Technology Portfolio Sub-Account

Investment income:
Dividends	$29,160	$139,916	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(38,196)	(277,378)	(170,194)

Total expenses	(38,196)	(277,378)	(170,194)

Net investment income (loss)	(9,036)	(137,462)	(170,194)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	420,277	709,931	2,107,969
Net realized gain distributions	73,700	3,311,872	1,476,726
Change in unrealized appreciation (depreciation) during the period	(113,092)	(1,353,183)	(1,842,797)

Net gain (loss) on investments	380,885	2,668,620	1,741,898

Net increase (decrease) in net assets resulting from operations	$371,849 $	$2,531,158	$1,571,704

The accompanying notes are an integral part of these financial statements.

B-42

Pioneer Bond VCT Portfolio Sub-Account (6)	DWS Alternative Asset Allocation VIP Sub-Account	Victory 500 Index VIP Series Sub-Account (7)	Victory High Yield VIP Series Sub-Account (7)	Victory RS International VIP Series Sub-Account (7)	Victory RS Large Cap Alpha VIP Series Sub-Account (3)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (7)

$279,555	$15,073	$206,379	$497,584	$391,495	$3,070,635	$29,616

(97,747)	(4,955)	(178,144)	(56,371)	(173,314)	(956,484)	(60,953)

(97,747)	(4,955)	(178,144)	(56,371)	(173,314)	(956,484)	(60,953)

181,808	10,118	28,235	441,213	218,181	2,114,151	(31,337)

(2,801,300)	1,799	(833,027)	(1,022,022)	2,772,571	(13,242,526)	(1,323,073)
—	—	3,483,190	—	956,641	32,850,043	—
3,374,367	19,811	(987,217)	872,561	(662,301)	(27,606,385)	1,030,969

573,067	21,610	1,662,946	(149,461)	3,066,911	(7,998,868)	(292,104)

$754,875	$31,728	$1,691,181	$291,752	$3,285,092	$(5,884,717)	$(323,441)

B-43

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Victory Sophus Emerging Markets VIP Series Sub-Account (8)	Virtus Duff & Phelps Real Estate Securities Series Sub-Account	Victory Pioneer Bond VCT Portfolio Sub-Account (9)(10)

Investment income:
Dividends	$50,019	$37,828	$820,350

Expenses:
Mortality and expense risk charges and Administrative charges	(27,171)	(19,455)	(261,474)

Total expenses	(27,171)	(19,455)	(261,474)

Net investment income (loss)	22,848	18,373	558,876

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(184,508)	24,998	53,853
Net realized gain distributions	—	6,624	—
Change in unrealized appreciation (depreciation) during the period	594,010	(59,042)	495,645

Net gain (loss) on investments	409,502	(27,420)	549,498

Net increase (decrease) in net assets resulting from operations	$432,350	$(9,047)	$1,108,374

(1) Formerly Macquarie VIP High Income Series. Change effective November 3, 2025.

(2) Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

(3) Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

(4) Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.

(5) Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

(6) Merged into Victory Pioneer Bond VCT Portfolio. Change effective March 31, 2025.

(7) Liquidated as of August 29, 2025.

(8) Liquidated as of June 27, 2025.

(9) Merged assets from Pioneer Bond VCT Portfolio. Change effective March 31, 2025.

(10) Funded as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

B-44

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Invesco V.I. Global Real Estate Fund Sub-Account	Invesco V.I. Balanced-Risk Allocation Fund Sub-Account	American Funds Insurance Series® Capital World Growth and Income Fund® Sub-Account

Operations:
Net investment income (loss)	$274	$140,266	$1,222
Net realized gain (loss) on security transactions	(3,906)	(68,544)	(7,626)
Net realized gain distributions	—	—	32,555
Change in unrealized appreciation (depreciation) during the period	9,852	111,085	161,472

Net increase (decrease) in net assets resulting from operations	6,220	182,807	187,623

Unit transactions:
Purchases	160	22,667	120
Net transfers	(442)	(22,788)	15,435
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(31,941)	(231,044)	(67,983)
Other transactions	—	(2)	—
Death benefits	—	(99,142)	(5,179)
Net annuity transactions	(297)	—	—

Net increase (decrease) in net assets resulting from unit transactions	(32,520)	(330,309)	(57,607)

Net increase (decrease) in net assets	(26,300)	(147,502)	130,016

Net assets:
Beginning of period	107,488	2,643,183	854,628

End of period	$81,188	$2,495,681	$984,644

The accompanying notes are an integral part of these financial statements.

B-46

American Funds Insurance Series® Asset Allocation Fund Sub-Account	American Funds Insurance Series® The Bond Fund of America® Sub-Account	American Funds Insurance Series® Global Growth Fund Sub-Account	American Funds Insurance Series® Growth Fund Sub-Account	American Funds Insurance Series® Growth-Income Fund Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

$15,040	$26,847	$856	$(44,083)	$(10,022)	$456,419	$779,958
36,904	(20,964)	(15,168)	43,571	35,368	(1,082,052)	(2)
164,066	—	75,710	414,190	447,549	—	—
81,564	46,762	53,001	470,970	(66,302)	1,908,224	2

297,574	52,645	114,399	884,648	406,593	1,282,591	779,958

880	36,598	2,100	161,281	—	21,791	254,446
—	(2,270)	—	423,027	(6,269)	848,981	49,642,849
—	—	—	—	—	—	—
(315,730)	(64,363)	(137,662)	(258,868)	(269,800)	(3,913,811)	(5,220,095)
(1)	(12)	2	(28)	—	1,131	1,814
(338,815)	(90,116)	(2,858)	(74,090)	(23,865)	(474,972)	(1,502,188)
—	—	—	—	—	(92,291)	957,785

(653,666)	(120,163)	(138,418)	251,322	(299,934)	(3,609,171)	44,134,611

(356,092)	(67,518)	(24,019)	1,135,970	106,659	(2,326,580)	44,914,569

2,397,119	948,283	668,713	4,205,372	2,633,381	25,758,500	18,672,812

$2,041,027	$880,765	$644,694	$5,341,342	$2,740,040	$23,431,920	$63,587,381

B-47

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$3,742	$3,386	$68,251
Net realized gain (loss) on security transactions	2,467	85,223	(21,133)
Net realized gain distributions	138,712	87,237	20,697
Change in unrealized appreciation (depreciation) during the period	(94,958)	53,389	137,287

Net increase (decrease) in net assets resulting from operations	49,963	229,235	205,102

Unit transactions:
Purchases	10,111	272,260	1,514
Net transfers	1,948,562	32,346	(12,207)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(611,829)	(194,078)	(156,505)
Other transactions	(1)	(428)	62
Death benefits	—	—	(43,636)
Net annuity transactions	—	—	(32,462)

Net increase (decrease) in net assets resulting from unit transactions	1,346,843	110,100	(243,234)

Net increase (decrease) in net assets	1,396,806	339,335	(38,132)

Net assets:
Beginning of period	323,732	1,727,581	2,056,014

End of period	$1,720,538	$2,066,916	$2,017,882

The accompanying notes are an integral part of these financial statements.

B-48

Templeton Growth VIP Fund Sub-Account	Templeton Global Bond VIP Fund Sub-Account	BlackRock Global Allocation V.I. Fund Sub-Account	Morgan Stanley VIF Emerging Markets Equity Portfolio Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	PIMCO VIT Low Duration Portfolio Sub-Account

$(10,972)	$(13,147)	$31,255	$(14,975)	$(28,932)	$5,470	$32,625
46,190	(37,406)	(15,203)	(3,918)	(22,957)	(7,049)	(5,921)
123,944	—	126,907	55,208	477,849	—	—
165,710	163,761	62,251	414,671	(259,739)	22,160	27,189

324,872	113,208	205,210	450,986	166,221	20,581	53,893

11,185	3,900	12,380	2,580	20,547	1,556	—
47,875	(14,810)	17,584	(10,246)	93,009	3,833	907
—	—	—	—	—	—	—
(209,579)	(188,725)	(149,788)	(246,404)	(888,919)	(57,415)	(81,685)
(3)	—	—	(1)	11	72	164
(17,840)	(21,418)	(6,164)	(64,673)	(374,300)	(14,579)	(4,729)
(6,475)	(14,176)	—	—	—	—	—

(174,837)	(235,229)	(125,988)	(318,744)	(1,149,652)	(66,533)	(85,343)

150,035	(122,021)	79,222	132,242	(983,431)	(45,952)	(31,450)

1,593,607	873,747	1,229,603	1,604,860	5,606,595	357,549	1,490,295

$1,743,642	$751,726	$1,308,825	$1,737,102	$4,623,164	$311,597	$1,458,845

B-49

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	T. Rowe Price Health Sciences Portfolio Sub-Account	VanEck VIP Global Resources Fund Sub-Account	The Merger Fund ® VL Sub-Account

Operations:
Net investment income (loss)	$(75,733)	$6,586	$36,736
Net realized gain (loss) on security transactions	401,154	70,974	20,697
Net realized gain distributions	216,578	—	39,724
Change in unrealized appreciation (depreciation) during the period	360,084	104,697	(4,254)

Net increase (decrease) in net assets resulting from operations	902,083	182,257	92,903

Unit transactions:
Purchases	103,138	610	4,129
Net transfers	(328,744)	(9,383)	1,225
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(936,443)	(172,468)	(182,991)
Other transactions	2	(1)	1
Death benefits	(569,137)	(49,066)	(93,183)
Net annuity transactions	—	—	—

Net increase (decrease) in net assets resulting from unit transactions	(1,731,184)	(230,308)	(270,819)

Net increase (decrease) in net assets	(829,101)	(48,051)	(177,916)

Net assets:
Beginning of period	6,786,977	628,101	1,373,170

End of period	$5,957,876	$580,050	$1,195,254

The accompanying notes are an integral part of these financial statements.

B-50

PIMCO VIT Dynamic Bond Portfolio Sub-Account	LVIP American Century Inflation Protection Fund Sub-Account	AB VPS Dynamic Asset Allocation Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	ALPS | Alerian Energy Infrastructure Portfolio Sub-Account	ALPS Global Opportunity Portfolio Sub-Account	American Funds Insurance Series® U.S. Government Securities Fund® Sub-Account

$39,270	$383,921	$3,463	$(8,147)	$53,610	$56,344	$39,169
(66,110)	(107,026)	(62,569)	11,412	232,552	14,173	(66,478)
—	—	—	71,739	194,910	16,896	—
87,239	55,448	185,004	(53,159)	(411,154)	(88,204)	109,051

60,399	332,343	125,898	21,845	69,918	(791)	81,742

24,204	6,235	—	362	16,781	5,158	600
(103,265)	(131,592)	(42,914)	81,986	(199,340)	(14,426)	193,547
—	—	—	—	—	—	—
(151,365)	(508,403)	(124,021)	(55,300)	(190,583)	(78,966)	(157,837)
199	—	—	28	(55)	12	—
(179,144)	(367,694)	(22,683)	—	(142,590)	(79,968)	(85,508)
—	—	(10,981)	(1,061)	—	—	—

(409,371)	(1,001,454)	(200,599)	26,015	(515,787)	(168,190)	(49,198)

(348,972)	(669,111)	(74,701)	47,860	(445,869)	(168,981)	32,544

1,211,112	7,030,862	1,183,895	543,648	2,060,627	1,259,909	1,263,986

$862,140	$6,361,751	$1,109,194	$591,508	$1,614,758	$1,090,928	$1,296,530

B-51

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Nomura VIP High Income Series Sub-Account (1)

Operations:
Net investment income (loss)	$3,667	$12,678	$226,062
Net realized gain (loss) on security transactions	42,012	6,417	(236,061)
Net realized gain distributions	140,535	47,642	1,488
Change in unrealized appreciation (depreciation) during the period	149,835	(158,973)	235,969

Net increase (decrease) in net assets resulting from operations	336,049	(92,236)	227,458

Unit transactions:
Purchases	6,142	8,393	115,823
Net transfers	166,718	40,047	(16,866)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(127,183)	(123,672)	(612,431)
Other transactions	33	9	14
Death benefits	—	—	(501,246)
Net annuity transactions	(1,269)	(3,256)	—

Net increase (decrease) in net assets resulting from unit transactions	44,441	(78,479)	(1,014,706)

Net increase (decrease) in net assets	380,490	(170,715)	(787,248)

Net assets:
Beginning of period	1,245,534	1,340,177	4,511,477

End of period	$1,626,024	$1,169,462	$3,724,229

The accompanying notes are an integral part of these financial statements.

B-52

Gabelli Capital Asset Fund Sub-Account (2)	Guggenheim VT Multi-Hedge Strategies Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (2)	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account

$(12,050)	$2,443	$(147,845)	$(94,302)	$(3,385,390)	$(2,240,675)	$(1,370,082)
(2,344,339)	(973)	473,325	341,265	3,655,616	(366,799)	21,072,660
1,772,700	—	—	—	—	—	—
468,108	(2,054)	984,091	415,509	11,255,770	10,802,275	(5,333,179)

(115,581)	(584)	1,309,571	662,472	11,525,996	8,194,801	14,369,399

2,603	1,250	10,015	15,408	377,754	275,181	170,500
(22,857)	—	(50,780)	534,439	10,462,600	5,511,212	(7,621,921)
(2,825,648)	—	2,825,648	—	—	—	—
(84,364)	(38,367)	(1,376,259)	(806,463)	(49,227,493)	(41,224,253)	(20,610,872)
(2)	(2)	58	1,195	3,281	(622)	(9,733)
(2,171)	—	(99,850)	(80,229)	(3,352,664)	(2,085,412)	(1,014,882)
—	—	(12,359)	(43,887)	(107,733)	(14,251)	(49,075)

(2,932,439)	(37,119)	1,296,473	(379,537)	(41,844,255)	(37,538,145)	(29,135,983)

(3,048,020)	(37,703)	2,606,044	282,935	(30,318,259)	(29,343,344)	(14,766,584)

3,048,020	261,301	8,072,614	6,319,662	249,954,513	169,196,318	103,739,922

$—	$223,598	$10,678,658	$6,602,597	$219,636,254	$139,852,974	$88,973,338

B-53

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Guardian Equity Income VIP Fund Sub-Account (3)	Guardian Global Utilities VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(2,245,793)	$(673,416)	$(1,426,303)
Net realized gain (loss) on security transactions	3,764,821	7,941,396	11,151,931
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	25,691,841	3,358,445	(1,538,383)

Net increase (decrease) in net assets resulting from operations	27,210,869	10,626,425	8,187,245

Unit transactions:
Purchases	274,355	71,897	191,863
Net transfers	5,504,177	(5,965,635)	3,363,807
Net interfund transfers due to corporate actions	194,623,094	—	—
Surrenders for benefit payments and fees	(31,527,300)	(9,892,765)	(21,825,657)
Other transactions	9,818	1,134	(8,873)
Death benefits	(1,788,624)	(523,117)	(963,539)
Net annuity transactions	48,985	(5,059)	(58,841)

Net increase (decrease) in net assets resulting from unit transactions	167,144,505	(16,313,545)	(19,301,240)

Net increase (decrease) in net assets	194,355,374	(5,687,120)	(11,113,995)

Net assets:
Beginning of period	18,417,187	47,945,646	105,920,037

End of period	$212,772,561	$42,258,526	$94,806,042

The accompanying notes are an integral part of these financial statements.

B-54

Guardian International Equity VIP Fund Sub-Account	Guardian International Growth VIP Fund Sub-Account	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Value VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

$(3,166,486)	$(1,080,115)	$(3,583,824)	$(2,525,782)	$(3,982,689)	$(1,221,447)	$(1,473,195)
19,017,470	6,094,607	25,110,755	28,991,053	60,415,388	16,778,490	14,896,060
—	—	—	—	—	—	—
34,448,012	6,750,393	8,927,115	(4,164,147)	(16,908,739)	(3,655,329)	(9,520,323)

50,298,996	11,764,885	30,454,046	22,301,124	39,523,960	11,901,714	3,902,542

350,504	146,667	525,309	277,517	398,912	134,487	194,050
(16,780,075)	(4,207,441)	(12,727,624)	(8,279,737)	(26,967,128)	(1,835,640)	6,972,472
—	—	—	—	—	—	—
(52,809,691)	(17,310,604)	(56,256,089)	(42,093,062)	(59,715,756)	(25,973,965)	(27,151,430)
6,800	164	3,150	2,762	3,786	(286)	(3,326)
(2,758,193)	(974,802)	(4,126,586)	(1,794,194)	(2,926,045)	(949,867)	(1,086,217)
(10,900)	(2,073)	(24,614)	(8,437)	(278,895)	(2,078)	(3,798)

(72,001,555)	(22,348,089)	(72,606,454)	(51,895,151)	(89,485,126)	(28,627,349)	(21,078,249)

(21,702,559)	(10,583,204)	(42,152,408)	(29,594,027)	(49,961,166)	(16,725,635)	(17,175,707)

225,527,554	78,999,327	276,374,259	191,177,700	304,084,568	91,942,600	110,929,685

$203,824,995	$68,416,123	$234,221,851	$161,583,673	$254,123,402	$75,216,965	$93,753,978

B-55

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Guardian Mid Cap Traditional Growth VIP Fund Sub-Account	Guardian Multi-Sector Bond VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)

Operations:
Net investment income (loss)	$(660,367)	$(2,476,808)	$(2,491,869)
Net realized gain (loss) on security transactions	8,236,989	(1,158,497)	11,938,800
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	(4,723,225)	14,977,634	(31,143)

Net increase (decrease) in net assets resulting from operations	2,853,397	11,342,329	9,415,788

Unit transactions:
Purchases	69,060	360,195	361,760
Net transfers	2,042,495	7,244,179	7,276,898
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(14,234,715)	(38,037,202)	(42,040,074)
Other transactions	143	1,746	(2,218)
Death benefits	(481,123)	(2,293,879)	(2,108,254)
Net annuity transactions	(1,156)	(10,078)	(11,067)

Net increase (decrease) in net assets resulting from unit transactions	(12,605,296)	(32,735,039)	(36,522,955)

Net increase (decrease) in net assets	(9,751,899)	(21,392,710)	(27,107,167)

Net assets:
Beginning of period	50,802,247	183,283,689	189,687,157

End of period	$41,050,348	$161,890,979	$162,579,990

The accompanying notes are an integral part of these financial statements.

B-56

Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/Credit VIP Fund Sub-Account (5)	Janus Henderson VIT Global Technology and Innovation Portfolio Sub-Account

$(1,888,795)	$(2,699,302)	$(1,883,294)	$(2,915,789)	$(2,941,114)	$(2,090,478)	$(657,622)
3,094,985	15,118,733	5,153,145	124,241	(948,583)	69,889	5,760,877
—	—	—	—	—	—	4,565,394
3,703,466	5,778,743	7,935,759	3,202,313	14,468,181	9,361,491	323,562

4,909,656	18,198,174	11,205,610	410,765	10,578,484	7,340,902	9,992,211

257,900	712,144	259,680	289,890	383,183	281,736	229,609
7,076,268	(1,788,394)	646,362	21,790,685	8,073,451	6,796,864	(5,660,051)
—	—	—	—	—	—	—
(29,324,869)	(42,178,770)	(24,735,070)	(42,185,737)	(41,245,861)	(32,442,838)	(7,771,666)
1,251	3,625	4,674	5,263	1,518	1,367	885
(1,738,677)	(4,515,679)	(2,345,737)	(2,049,436)	(2,492,554)	(1,983,411)	(1,160,539)
(16,916)	(12,224)	(83,899)	(52,959)	(12,107)	(9,374)	(318)

(23,745,043)	(47,779,298)	(26,253,990)	(22,202,294)	(35,292,370)	(27,355,656)	(14,362,080)

(18,835,387)	(29,581,124)	(15,048,380)	(21,791,529)	(24,713,886)	(20,014,754)	(4,369,869)

141,395,551	204,184,989	141,868,269	217,264,713	219,403,533	155,628,832	48,796,398

$122,560,164	$174,603,865	$126,819,889	$195,473,184	$194,689,647	$135,614,078	$44,426,529

B-57

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Lazard Retirement Global Dynamic Multi- Asset Portfolio Sub-Account	MFS® Blended Research® Core Equity Portfolio Sub-Account	MFS® Technology Portfolio Sub-Account

Operations:
Net investment income (loss)	$(9,036)	$(137,462)	$(170,194)
Net realized gain (loss) on security transactions	420,277	709,931	2,107,969
Net realized gain distributions	73,700	3,311,872	1,476,726
Change in unrealized appreciation (depreciation) during the period	(113,092)	(1,353,183)	(1,842,797)

Net increase (decrease) in net assets resulting from operations	371,849	2,531,158	1,571,704

Unit transactions:
Purchases	40,298	56,364	14,846
Net transfers	(6,963)	(861,952)	(1,242,609)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(2,204,100)	(7,105,230)	(3,149,685)
Other transactions	—	(242)	51
Death benefits	(966,636)	(103,292)	(162,774)
Net annuity transactions	—	—	(801)

Net increase (decrease) in net assets resulting from unit transactions	(3,137,401)	(8,014,352)	(4,540,972)

Net increase (decrease) in net assets	(2,765,552)	(5,483,194)	(2,969,268)

Net assets:
Beginning of period	3,633,047	22,199,644	13,346,002

End of period	$867,495	$16,716,450	$10,376,734

The accompanying notes are an integral part of these financial statements.

B-58

Pioneer Bond VCT Portfolio Sub-Account (6)	DWS Alternative Asset Allocation VIP Sub-Account	Victory 500 Index VIP Series Sub-Account (7)	Victory High Yield VIP Series Sub-Account (7)	Victory RS International VIP Series Sub-Account (7)	Victory RS Large Cap Alpha VIP Series Sub-Account (3)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (7)

$181,808	$10,118	$28,235	$441,213	$218,181	$2,114,151	$(31,337)
(2,801,300)	1,799	(833,027)	(1,022,022)	2,772,571	(13,242,526)	(1,323,073)
—	—	3,483,190	—	956,641	32,850,043	—
3,374,367	19,811	(987,217)	872,561	(662,301)	(27,606,385)	1,030,969

754,875	31,728	1,691,181	291,752	3,285,092	(5,884,717)	(323,441)

45,176	1,325	46,928	613	28,609	23,737	8,929
418,083	—	(17,164,072)	(5,454,274)	(18,691,230)	(1,455,525)	(5,753,295)
(27,801,342)	—	—	—	—	(194,623,094)	—
(2,164,386)	(48,316)	(2,695,493)	(644,900)	(2,045,538)	(12,279,743)	(628,327)
2,428	(2)	492	21	1,063	(1,153)	288
(495,676)	(6,037)	(273,613)	(40,164)	(188,117)	(727,575)	(15,852)
—	—	(883,860)	(25,817)	(134,490)	(253,911)	(40,176)

(29,995,717)	(53,030)	(20,969,618)	(6,164,521)	(21,029,703)	(209,317,264)	(6,428,433)

(29,240,842)	(21,302)	(19,278,437)	(5,872,769)	(17,744,611)	(215,201,981)	(6,751,874)

29,240,842	393,649	19,278,437	5,872,769	17,744,611	215,201,981	6,751,874

$—	$372,347	$—	$—	$—	$—	$—

B-59

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2025

	Victory Sophus Emerging Markets VIP Series Sub-Account (8)	Virtus Duff & Phelps Real Estate Securities Series Sub-Account	Victory Pioneer Bond VCT Portfolio Sub-Account (9)(10)

Operations:
Net investment income (loss)	$22,848	$18,373	$558,876
Net realized gain (loss) on security transactions	(184,508)	24,998	53,853
Net realized gain distributions	—	6,624	—
Change in unrealized appreciation (depreciation) during the period	594,010	(59,042)	495,645

Net increase (decrease) in net assets resulting from operations	432,350	(9,047)	1,108,374

Unit transactions:
Purchases	8,237	17,674	158,460
Net transfers	(3,838,953)	37	235,910
Net interfund transfers due to corporate actions	—	—	27,801,342
Surrenders for benefit payments and fees	(217,214)	(141,598)	(5,063,586)
Other transactions	75	1	4,009
Death benefits	(3,263)	(76,513)	(723,592)
Net annuity transactions	(17,539)	—	—

Net increase (decrease) in net assets resulting from unit transactions	(4,068,657)	(200,399)	22,412,543

Net increase (decrease) in net assets	(3,636,307)	(209,446)	23,520,917

Net assets:
Beginning of period	3,636,307	1,571,623	—

End of period	$—	$1,362,177	$23,520,917

(1) Formerly Macquarie VIP High Income Series. Change effective November 3, 2025.

(2) Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

(3) Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

(4) Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.

(5) Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

(6) Merged into Victory Pioneer Bond VCT Portfolio. Change effective March 31, 2025.

(7) Liquidated as of August 29, 2025.

(8) Liquidated as of June 27, 2025.

(9) Merged assets from Pioneer Bond VCT Portfolio. Change effective March 31, 2025.

(10) Funded as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

B-60

[THIS PAGE INTENTIONALLY LEFT BLANK]

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Invesco V.I. Global Real Estate Fund Sub-Account	Invesco V.I. Balanced-Risk Allocation Fund Sub-Account

Operations:
Net investment income (loss)	$1,164	$126,305
Net realized gain (loss) on security transactions	(13,017)	(59,758)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	8,124	4,214

Net increase (decrease) in net assets resulting from operations	(3,729)	70,761

Unit transactions:
Purchases	—	10,035
Net transfers	3,196	4,940
Surrenders for benefit payments and fees	(68,529)	(332,541)
Other transactions	7	32
Death benefits	(859)	(123,753)
Net annuity transactions	(27)	—

Net increase (decrease) in net assets resulting from unit transactions	(66,212)	(441,287)

Net increase (decrease) in net assets	(69,941)	(370,526)

Net assets:
Beginning of period	177,429	3,013,709

End of period	$107,488	$2,643,183

The accompanying notes are an integral part of these financial statements.

B-62

American Funds Insurance Series® Capital World Growth and Income Fund® Sub-Account	American Funds Insurance Series® Asset Allocation Fund Sub-Account	American Funds Insurance Series® The Bond Fund of America® Sub-Account	American Funds Insurance Series® Global Growth Fund Sub-Account	American Funds Insurance Series® Growth Fund Sub-Account	American Funds Insurance Series® Growth-Income Fund Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account

$1,561	$20,600	$30,437	$1,597	$(35,099)	$(8,235)	$467,384
(57,296)	73,011	(52,378)	39,801	105,363	290,244	(1,048,865)
—	113,120	—	22,880	105,315	139,950	—
192,735	154,487	17,891	31,321	912,082	164,639	616,832

137,000	361,218	(4,050)	95,599	1,087,661	586,598	35,351

120	1,380	—	3,600	219,319	—	26,171
(138,108)	(446,402)	147,577	(231,182)	(348,638)	(261,464)	2,995,948
(152,668)	(276,679)	(130,287)	(41,106)	(267,587)	(437,203)	(6,327,112)
29	27	(131)	26	54	(1)	(350)
(162,316)	—	—	—	(277,947)	(36,308)	(346,355)
—	—	—	—	—	—	25,578

(452,943)	(721,674)	17,159	(268,662)	(674,799)	(734,976)	(3,626,120)

(315,943)	(360,456)	13,109	(173,063)	412,862	(148,378)	(3,590,769)

1,170,571	2,757,575	935,174	841,776	3,792,510	2,781,759	29,349,269

$854,628	$2,397,119	$948,283	$668,713	$4,205,372	$2,633,381	$25,758,500

B-63

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account

Operations:
Net investment income (loss)	$693,599	$(2,099)
Net realized gain (loss) on security transactions	(16)	5,500
Net realized gain distributions	—	15,504
Change in unrealized appreciation (depreciation) during the period	16	(8,390)

Net increase (decrease) in net assets resulting from operations	693,599	10,515

Unit transactions:
Purchases	96,703	263
Net transfers	7,466,556	322
Surrenders for benefit payments and fees	(9,862,006)	(16,571)
Other transactions	235	48
Death benefits	(350,401)	(1,004)
Net annuity transactions	(71,668)	—

Net increase (decrease) in net assets resulting from unit transactions	(2,720,581)	(16,942)

Net increase (decrease) in net assets	(2,026,982)	(6,427)

Net assets:
Beginning of period	20,699,794	330,159

End of period	$18,672,812	$323,732

The accompanying notes are an integral part of these financial statements.

B-64

Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account	Templeton Growth VIP Fund Sub-Account	Templeton Global Bond VIP Fund Sub-Account	BlackRock Global Allocation V.I. Fund Sub-Account	Morgan Stanley VIF Emerging Markets Equity Portfolio Sub-Account	Putnam VT Small Cap Value Fund Sub-Account

$357	$84,756	$(11,440)	$(16,170)	$(4,970)	$493	$(18,992)
85,953	(27,390)	(73,260)	(122,160)	(24,270)	(53,981)	435,718
58,285	9,920	5,320	—	98,806	—	325,386
82,032	64,306	138,102	(13,754)	27,833	177,800	(566,565)

226,627	131,592	58,722	(152,084)	97,399	124,312	175,547

13,838	10,888	10,994	9,935	20,470	2,580	2,467
(17,040)	(32,369)	29,707	69,126	25,080	(29,378)	84,747
(302,814)	(297,369)	(357,327)	(388,838)	(348,978)	(277,234)	(2,231,305)
368	364	52	25	57	80	128
(28,078)	(130,815)	(22,804)	(6,907)	(33,013)	(112,031)	(120,771)
—	(59,532)	(1,357)	(26,959)	—	—	—

(333,726)	(508,833)	(340,735)	(343,618)	(336,384)	(415,983)	(2,264,734)

(107,099)	(377,241)	(282,013)	(495,702)	(238,985)	(291,671)	(2,089,187)
1,834,680	2,433,255	1,875,620	1,369,449	1,468,588	1,896,531	7,695,782

$1,727,581	$2,056,014	$1,593,607	$873,747	$1,229,603	$1,604,860	$5,606,595

B-65

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	PIMCO VIT Real Return Portfolio Sub-Account	PIMCO VIT Low Duration Portfolio Sub-Account

Operations:
Net investment income (loss)	$3,394	$24,744
Net realized gain (loss) on security transactions	(13,259)	(29,272)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	10,190	28,398

Net increase (decrease) in net assets resulting from operations	325	23,870

Unit transactions:
Purchases	2,273	—
Net transfers	25,236	1,194,278
Surrenders for benefit payments and fees	(128,170)	(424,953)
Other transactions	(7)	101
Death benefits	—	(24,580)
Net annuity transactions	—	(658)
Net increase (decrease) in net assets resulting from unit transactions	(100,668)	744,188

Net increase (decrease) in net assets	(100,343)	768,058

Net assets:
Beginning of period	457,892	722,237

End of period	$357,549	$1,490,295

The accompanying notes are an integral part of these financial statements.

B-66

T. Rowe Price Health Sciences Portfolio Sub-Account	VanEck VIP Global Resources Fund Sub-Account	The Merger Fund® VL Sub-Account	PIMCO VIT Dynamic Bond Portfolio Sub-Account	LVIP American Century Inflation Protection Fund Sub-Account	AB VPS Dynamic Asset Allocation Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account

$(100,092)	$8,551	$4,802	$38,700	$173,020	$(4,480)	$(9,540)
498,881	27,158	14,525	(65,412)	(70,392)	(134,958)	37,601
644,191	—	14,798	—	—	—	1,860
(949,948)	(59,457)	(4,501)	72,332	(72,570)	246,948	1,331

93,032	(23,748)	29,624	45,620	30,058	107,510	31,252

12,354	60	2,100	—	6,066	—	1,890
730	10,649	5,261	169,469	(115,160)	(40,679)	(3,148)
(1,000,760)	(96,451)	(135,239)	(259,693)	(759,131)	(280,308)	(134,335)
46	94	2	52	119	(588)	159
(289,934)	(87,775)	(45,822)	(7,845)	(314,417)	(24,929)	(1,365)
—	—	—	—	—	50,251	(5,159)

(1,277,564)	(173,423)	(173,698)	(98,017)	(1,182,523)	(296,253)	(141,958)

(1,184,532)	(197,171)	(144,074)	(52,397)	(1,152,465)	(188,743)	(110,706)

7,971,509	825,272	1,517,244	1,263,509	8,183,327	1,372,638	654,354

$6,786,977	$628,101	$1,373,170	$1,211,112	$7,030,862	$1,183,895	$543,648

B-67

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	ALPS | Alerian Energy Infrastructure Portfolio Sub-Account	ALPS Global Opportunity Portfolio Sub-Account

Operations:
Net investment income (loss)	$47,547	$86,384
Net realized gain (loss) on security transactions	168,429	29,722
Net realized gain distributions	58,792	—
Change in unrealized appreciation (depreciation) during the period	353,776	82,416

Net increase (decrease) in net assets resulting from operations	628,544	198,522

Unit transactions:
Purchases	2,100	2,100
Net transfers	82,428	(29,268)
Surrenders for benefit payments and fees	(390,787)	(167,175)
Other transactions	15	349
Death benefits	(115,151)	(46,302)
Net annuity transactions	—	—

Net increase (decrease) in net assets resulting from unit transactions	(421,395)	(240,296)

Net increase (decrease) in net assets	207,149	(41,774)

Net assets:
Beginning of period	1,853,478	1,301,683

End of period	$2,060,627	$1,259,909

The accompanying notes are an integral part of these financial statements.

B-68

American Funds Insurance Series® U.S. Government Securities Fund® Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Macquarie VIP High Income Series Sub-Account	Gabelli Capital Asset Fund Sub-Account	Guggenheim VT Multi-Hedge Strategies Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account

$37,259	$2,180	$6,339	$263,438	$(28,744)	$9,664	$(131,977)
(112,898)	34,064	1,754	(284,890)	(158,868)	8,913	387,946
—	99,430	29,586	—	315,969	—	—
64,169	168,400	4,293	258,095	161,298	(30,142)	1,250,612

(11,470)	304,074	41,972	236,643	289,655	(11,565)	1,506,581

1,600	4,388	7,918	9,182	11,354	563	3,332
31,397	(78,729)	5,017	(7,110)	(29,403)	—	(694,799)
(292,574)	(216,218)	(151,564)	(780,099)	(501,767)	(57,712)	(1,818,413)
(3)	43	15	2	25	10	65
—	(15,579)	(3,301)	(288,603)	(21)	(6,158)	(106,524)
—	(3,078)	(2,909)	—	(259)	—	(18,851)

(259,580)	(309,173)	(144,824)	(1,066,628)	(520,071)	(63,297)	(2,635,190)

(271,050)	(5,099)	(102,852)	(829,985)	(230,416)	(74,862)	(1,128,609)

1,535,036	1,250,633	1,443,029	5,341,462	3,278,436	336,163	9,201,223

$1,263,986	$1,245,534	$1,340,177	$4,511,477	$3,048,020	$261,301	$8,072,614

B-69

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(101,823)	$(3,970,871)
Net realized gain (loss) on security transactions	233,325	1,829,706
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	619,039	2,509,531

Net increase (decrease) in net assets resulting from operations	750,541	368,366

Unit transactions:
Purchases	18,107	479,044
Net transfers	27,271	31,405,233
Surrenders for benefit payments and fees	(1,189,529)	(71,837,083)
Other transactions	126	(484)
Death benefits	(38,904)	(3,410,108)
Net annuity transactions	9,387	614

Net increase (decrease) in net assets resulting from unit transactions	(1,173,542)	(43,362,784)

Net increase (decrease) in net assets	(423,001)	(42,994,418)

Net assets:
Beginning of period	6,742,663	292,948,931

End of period	$6,319,662	$249,954,513

The accompanying notes are an integral part of these financial statements.

B-70

Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account	Guardian Global Utilities VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account	Guardian International Equity VIP Fund Sub-Account	Guardian International Growth VIP Fund Sub-Account

$(2,898,251)	$(1,732,921)	$(306,001)	$(810,406)	$(1,801,583)	$(3,885,158)	$(1,364,968)
4,829,825	29,039,054	896,191	6,562,651	19,122,318	7,202,033	9,929,323
—	—	—	—	—	—	—
175,162	(1,127,053)	1,128,951	3,022,930	(5,179,795)	6,996,310	(3,921,791)

2,106,736	26,179,080	1,719,141	8,775,175	12,140,940	10,313,185	4,642,564

466,784	125,915	24,259	41,052	268,117	243,641	76,135
20,202,450	(15,023,260)	(36,548)	(4,410,087)	(4,464,626)	4,000,117	(1,189,255)
(75,479,272)	(33,050,218)	(5,012,961)	(14,241,161)	(34,404,444)	(80,292,134)	(27,230,631)
(861)	(2,003)	(677)	(142)	(2,422)	(4,156)	(189)
(2,290,009)	(1,352,533)	(240,945)	(452,806)	(1,503,933)	(2,188,282)	(1,077,530)
2,550	2,026	(24,615)	(2,585)	4,317	(474)	(2)

(57,098,358)	(49,300,073)	(5,291,487)	(19,065,729)	(40,102,991)	(78,241,288)	(29,421,472)

(54,991,622)	(23,120,993)	(3,572,346)	(10,290,554)	(27,962,051)	(67,928,103)	(24,778,908)

224,187,940	126,860,915	21,989,533	58,236,200	133,882,088	293,455,657	103,778,235

$169,196,318	$103,739,922	$18,417,187	$47,945,646	$105,920,037	$225,527,554	$78,999,327

B-71

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(4,487,832)	$(3,245,088)
Net realized gain (loss) on security transactions	25,563,759	56,246,223
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	47,194,948	4,121,231

Net increase (decrease) in net assets resulting from operations	68,270,875	57,122,366

Unit transactions:
Purchases	269,533	213,108
Net transfers	(31,132,471)	(37,172,279)
Surrenders for benefit payments and fees	(90,977,808)	(67,873,705)
Other transactions	(3,089)	(2,991)
Death benefits	(3,429,583)	(1,779,420)
Net annuity transactions	4,504	(11,063)

Net increase (decrease) in net assets resulting from unit transactions	(125,268,914)	(106,626,350)

Net increase (decrease) in net assets	(56,998,039)	(49,503,984)

Net assets:
Beginning of period	333,372,298	240,681,684

End of period	$276,374,259	$191,177,700

The accompanying notes are an integral part of these financial statements.

B-72

Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Value VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Mid Cap Traditional Growth VIP Fund Sub-Account	Guardian Multi-Sector Bond VIP Fund Sub-Account	Guardian Small Cap Core VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account

$(4,928,895)	$(1,743,948)	$(1,971,963)	$(948,375)	$(2,930,796)	$(3,145,588)	$(2,251,310)
76,745,754	28,144,930	26,798,276	17,055,904	(3,290,869)	20,776,573	1,757,315
—	—	—	—	—	—	—
9,768,259	(9,578,052)	(10,713,024)	(8,042,824)	6,524,805	(5,689,519)	5,364,136

81,585,118	16,822,930	14,113,289	8,064,705	303,140	11,941,466	4,870,141

526,649	149,436	161,592	64,707	259,818	177,511	263,508
(39,440,226)	(9,367,028)	(5,718,398)	(5,151,442)	22,612,256	(967,239)	20,648,469
(93,883,205)	(51,652,593)	(48,335,835)	(29,490,246)	(56,331,839)	(67,110,220)	(43,789,937)
(9,520)	(3,066)	(3,595)	(2,465)	(203)	(6,546)	33
(2,981,835)	(1,077,070)	(1,472,511)	(620,304)	(2,207,146)	(1,982,560)	(1,813,670)
161,990	6,677	(1,565)	3,886	(10,412)	1,727	(9,537)

(135,626,147)	(61,943,644)	(55,370,312)	(35,195,864)	(35,677,526)	(69,887,327)	(24,701,134)

(54,041,029)	(45,120,714)	(41,257,023)	(27,131,159)	(35,374,386)	(57,945,861)	(19,830,993)

358,125,597	137,063,314	152,186,708	77,933,406	218,658,075	247,633,018	161,226,544

$304,084,568	$91,942,600	$110,929,685	$50,802,247	$183,283,689	$189,687,157	$141,395,551

B-73

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(3,332,753)	$(2,254,489)
Net realized gain (loss) on security transactions	17,136,600	3,678,915
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	25,421,937	14,979,814

Net increase (decrease) in net assets resulting from operations	39,225,784	16,404,240

Unit transactions:
Purchases	211,103	180,362
Net transfers	(13,365,029)	(7,568,139)
Surrenders for benefit payments and fees	(63,316,904)	(34,599,286)
Other transactions	7,474	(3,762)
Death benefits	(2,288,127)	(1,753,823)
Net annuity transactions	(652,182)	18,925

Net increase (decrease) in net assets resulting from unit transactions	(79,403,665)	(43,725,723)

Net increase (decrease) in net assets	(40,177,881)	(27,321,483)

Net assets:
Beginning of period	244,362,870	169,189,752

End of period	$204,184,989	$141,868,269

The accompanying notes are an integral part of these financial statements.

B-74

Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government Securities VIP Fund Sub-Account	Janus Henderson VIT Global Technology and Innovation Portfolio Sub-Account	Lazard Retirement Global Dynamic Multi-Asset Portfolio Sub-Account	MFS® Blended Research® Core Equity Portfolio Sub-Account	MFS® Technology Portfolio Sub-Account

$(3,508,506)	$(3,407,072)	$(2,483,205)	$(753,892)	$(47,935)	$(204,731)	$(240,607)
18,186	(3,353,879)	(1,127,763)	503,082	29,765	3,214,718	2,048,020
—	—	—	—	—	1,799,501	164,135
15,244,805	7,999,272	4,254,212	14,282,447	274,407	1,366,586	2,897,066

11,754,485	1,238,321	643,244	14,031,637	256,237	6,176,074	4,868,614

192,665	201,728	268,279	28,230	7,200	10,465	14,775
(5,232,706)	25,014,748	22,852,103	(8,183,734)	15,795	(3,404,343)	(3,108,295)
(57,035,459)	(56,923,724)	(48,526,080)	(10,278,482)	(177,344)	(13,489,802)	(6,062,525)
(4,504)	470	(353)	(773)	28	(411)	310
(2,006,746)	(2,855,528)	(2,089,929)	(492,037)	(106,915)	(144,531)	(203,468)
23,297	(14,800)	(889)	(248)	—	—	3,044

(64,063,453)	(34,577,106)	(27,496,869)	(18,927,044)	(261,236)	(17,028,622)	(9,356,159)

(52,308,968)	(33,338,785)	(26,853,625)	(4,895,407)	(4,999)	(10,852,548)	(4,487,545)

269,573,681	252,742,318	182,482,457	53,691,805	3,638,046	33,052,192	17,833,547

$217,264,713	$219,403,533	$155,628,832	$48,796,398	$3,633,047	$22,199,644	$13,346,002

B-75

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2024

	Pioneer Bond VCT Portfolio Sub-Account	DWS Alternative Asset Allocation VIP Sub-Account

Operations:
Net investment income (loss)	$991,995	$10,553
Net realized gain (loss) on security transactions	(3,090,893)	2,238
Net realized gain distributions	—	299
Change in unrealized appreciation (depreciation) during the period	2,709,376	10,580

Net increase (decrease) in net assets resulting from operations	610,478	23,670

Unit transactions:
Purchases	16,362	844
Net transfers	2,845,426	760
Surrenders for benefit payments and fees	(15,892,271)	(42,994)
Other transactions	(2,698)	6
Death benefits	(589,131)	(103,775)
Net annuity transactions	—	—

Net increase (decrease) in net assets resulting from unit transactions	(13,622,312)	(145,159)

Net increase (decrease) in net assets	(13,011,834)	(121,489)

Net assets:
Beginning of period	42,252,676	515,138

End of period	$29,240,842	$393,649

The accompanying notes are an integral part of these financial statements.

B-76

Victory 500 Index VIP Series Sub-Account	Victory High Yield VIP Series Sub-Account	Victory RS International VIP Series Sub-Account	Victory RS Large Cap Alpha VIP Series Sub-Account	Victory RS Small Cap Growth Equity VIP Series Sub-Account	Victory Sophus Emerging Markets VIP Series Sub-Account	Virtus Duff & Phelps Real Estate Securities Series Sub-Account

$(87,170)	$450,195	$238,802	$(606,553)	$(115,562)	$42,087	$6,215
(248,945)	(186,077)	1,141,238	5,640,206	(1,486,304)	(378,649)	24,689
1,612,370	—	—	7,843,464	—	—	17,135
3,544,621	162,779	(428,040)	31,306,762	2,318,443	488,422	92,854

4,820,876	426,897	952,000	44,183,879	716,577	151,860	140,893

78,323	3,247	53,447	215,063	69,693	57,616	7,072
(4,513,697)	286,798	225,819	(17,395,237)	(43,197)	195,479	(101,946)
(5,715,902)	(1,674,780)	(4,782,068)	(52,505,853)	(1,827,096)	(974,302)	(279,850)
(14,999)	203	(530)	(2,945)	(866)	(27)	4
(368,654)	(157,315)	(287,024)	(1,901,611)	(24,982)	(49,784)	(79,084)
711,738	(7,728)	(30,163)	(49,944)	5,833	(4,003)	—

(9,823,191)	(1,549,575)	(4,820,519)	(71,640,527)	(1,820,615)	(775,021)	(453,804)

(5,002,315)	(1,122,678)	(3,868,519)	(27,456,648)	(1,104,038)	(623,161)	(312,911)

24,280,752	6,995,447	21,613,130	242,658,629	7,855,912	4,259,468	1,884,534

$19,278,437	$5,872,769	$17,744,611	$215,201,981	$6,751,874	$3,636,307	$1,571,623

B-77

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

The Guardian Insurance & Annuity Company, Inc.

1. Organization:

The Guardian Separate Account R (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced-Risk Allocation Fund, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Balanced Portfolio, Franklin Income VIP Fund, Templeton Growth VIP Fund, Templeton Global Bond VIP Fund, BlackRock Global Allocation V.I. Fund, Morgan Stanley VIF Emerging Markets Equity Portfolio, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, PIMCO VIT Low Duration Portfolio, T. Rowe Price Health Sciences Portfolio, VanEck VIP Global Resources Fund, The Merger Fund ® VL, PIMCO VIT Dynamic Bond Portfolio, LVIP American Century Inflation Protection Fund, AB VPS Dynamic Asset Allocation Portfolio, AB VPS Sustainable Global Thematic Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS Global Opportunity Portfolio, American Funds Insurance Series® U.S. Government Securities Fund®, Davis Financial Portfolio, Davis Real Estate Portfolio, Nomura VIP High Income Series (Formerly Macquarie VIP High Income Series), Gabelli Capital Asset Fund***, Guggenheim VT Multi-Hedge Strategies Fund, Guardian All Cap Core VIP Fund***, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Equity Income VIP Fund**, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian International Equity VIP Fund, Guardian International Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Small Cap Value Diversified VIP Fund (Formerly Guardian Small Cap Core VIP Fund), Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government/Credit VIP Fund (Formerly Guardian U.S. Government Securities VIP Fund), Janus Henderson VIT Global Technology and Innovation Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, MFS® Blended Research® Core Equity Portfolio, MFS® Technology Portfolio, Pioneer Bond VCT Portfolio (Merged into Victory Pioneer Bond VCT Portfolio), DWS Alternative Asset Allocation VIP, Victory 500 Index VIP Series*, Victory High Yield VIP Series*, Victory RS International VIP Series*, Victory RS Large Cap Alpha VIP Series**, Victory RS Small Cap Growth Equity VIP Series*, Victory Sophus Emerging Markets VIP Series*, Virtus Duff & Phelps Real Estate Securities Series, Victory Pioneer Bond VCT Portfolio (Merged assets from Pioneer Bond VCT Portfolio).

*	During 2025, this Sub-Account was liquidated.
**	Effective April 25, 2025, Victory RS Large Cap Alpha VIP Series was substituted with the Guardian Equity Income VIP Fund.
***	Effective April 25, 2025, the Gabelli Capital Asset Fund was substituted with the Guardian All Cap Core VIP Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

If a Fund is subject to a merger initiated by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund as of the effective date disclosed.

If the Sponsor Company initiates a fund substitution, the Sub-Account associated with the replaced Fund transfers, at fair value, its net assets to the Sub-Account invested in the successor Fund as of the effective date disclosed.

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

All such activity is presented as net interfund transfers due to corporate actions in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services — Investment Companies.” The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a)	Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b)	Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)	Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)	Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f)	Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g)	Accounting for Uncertain Tax Positions — Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h)	The fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)	Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.70% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b)	Administrative Charges — The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.25% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

c)	Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

d)	Annual Maintenance Fees — An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

e)	Rider Charges — The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Asset Access (GMWB I) charges current maximum of 0.50%

Earnings Benefit Rider (EBR) charges current maximum of 0.25%

Guarantee Lifetime Withdrawal Benefit Return of Premium Death Benefit charges current maximum of 0.60%

Guarantee Lifetime Withdrawal Benefit Step Up Death Benefit charges current maximum of 0.50%

Guarantee Minimum Income Benefit (GMIB) charges current maximum of 0.50%

Guarantee Minimum Death Benefit (GMDB) charges current maximum of 0.30%

Highest Anniversary Value Death Benefit Rider (HAVDB) charges current maximum of 0.40%

Lifetime Asset Access (GMWB II) charges current maximum of 0.60%

Liftime Focus (GMWB III) charges current maximum of 0.85%

7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%

Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.50%

Spousal Asset Access (GMWB II) charges current maximum of 0.75%

Target 200 Joint charges current maximum of 1.40%

Target 200 Single charges current maximum of 1.15%

Target 250 Joint charges current maximum of 1.55%

Target 250 Single charges current maximum of 1.30%

Target 300 Joint charges current maximum of 1.65%

Target 300 Single charges current maximum of 1.35%

Target Future Joint charges current maximum of 1.30%

Target Future Single charges current maximum of 1.05%

Target Now Joint charges current maximum of 1.05%

Target Now Single charges current maximum of 0.95%

Highest Anniversary Value Death Benefit charges current maximum of 0.35%

Return of Premium Plus and Highest Anniversary Value Death Benefit charges current maximum of 0.50%

Return of Premium Basic Death Benefit charges current maximum of 0.25%

Return of Premium Plus Death Benefit charges current maximum of 0.45%

f)	Transactions with Related Parties — The Sponsor and its affiliates may receive fees from funds for services provided.

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small-Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, , PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Delaware Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from 0.05% to 0.50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is composed of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Global Real Estate Fund	$2,340	$34,586
Invesco V.I. Balanced-Risk Allocation Fund	$271,236	$461,276
American Funds Insurance Series® Capital World Growth and Income Fund®	$61,922	$85,751
American Funds Insurance Series® Asset Allocation Fund	$201,275	$675,835
American Funds Insurance Series® The Bond Fund of America®	$74,067	$167,384
American Funds Insurance Series® Global Growth Fund	$85,038	$146,891
American Funds Insurance Series® Growth Fund	$1,347,629	$726,197
American Funds Insurance Series® Growth-Income Fund	$466,545	$328,953
Fidelity® VIP Investment Grade Bond Portfolio	$2,673,702	$5,826,455
Fidelity® VIP Government Money Market Portfolio	$55,482,256	$10,567,700
Fidelity® VIP Overseas Portfolio	$2,118,709	$629,411
Fidelity® VIP Balanced Portfolio	$482,363	$281,641
Franklin Income VIP Fund	$161,463	$315,748
Templeton Growth VIP Fund	$230,958	$292,821
Templeton Global Bond VIP Fund	$10,945	$259,319
BlackRock Global Allocation V.I. Fund	$232,141	$199,965
Morgan Stanley VIF Emerging Markets Equity Portfolio	$160,491	$438,997
Putnam VT Small Cap Value Fund	$811,169	$1,511,902
PIMCO VIT Real Return Portfolio	$23,756	$84,822
PIMCO VIT Low Duration Portfolio	$58,440	$111,160
T. Rowe Price Health Sciences Portfolio	$502,266	$2,092,605
VanEck VIP Global Resources Fund	$50,701	$274,424
The Merger Fund ® VL	$109,851	$304,209
PIMCO VIT Dynamic Bond Portfolio	$98,359	$468,458
LVIP American Century Inflation Protection Fund	$565,025	$1,182,561
AB VPS Dynamic Asset Allocation Portfolio	$21,967	$219,102
AB VPS Sustainable Global Thematic Portfolio	$155,800	$66,193
ALPS | Alerian Energy Infrastructure Portfolio	$361,851	$629,116
ALPS Global Opportunity Portfolio	$184,882	$279,834
American Funds Insurance Series® U.S. Government Securities Fund®	$247,100	$257,133
Davis Financial Portfolio	$358,163	$169,519
Davis Real Estate Portfolio	$121,403	$139,561

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Nomura VIP High Income Series+	$574,150	$1,361,304
Gabelli Capital Asset Fund+	$1,777,488	$2,949,276
Guggenheim VT Multi-Hedge Strategies Fund	$6,897	$41,571
Guardian All Cap Core VIP Fund+	$3,111,236	$1,962,607
Guardian Balanced Allocation VIP Fund	$841,076	$1,314,912
Guardian Core Fixed Income VIP Fund	$17,611,368	$62,841,006
Guardian Core Plus Fixed Income VIP Fund	$10,207,991	$49,986,819
Guardian Diversified Research VIP Fund	$3,165,978	$33,672,039
Guardian Equity Income VIP Fund+	$201,170,330	$36,271,614
Guardian Global Utilities VIP Fund	$1,956,734	$18,943,694
Guardian Growth & Income VIP Fund	$3,718,277	$24,445,814
Guardian International Equity VIP Fund	$11,188,609	$86,356,646
Guardian International Growth VIP Fund	$2,440,025	$25,868,227
Guardian Integrated Research VIP Fund	$7,823,719	$84,013,984
Guardian Large Cap Fundamental Growth VIP Fund	$7,226,977	$61,647,905
Guardian Large Cap Disciplined Growth VIP Fund	$13,307,391	$106,775,200
Guardian Large Cap Disciplined Value VIP Fund	$2,414,272	$32,263,065
Guardian Mid Cap Relative Value VIP Fund	$7,250,885	$29,802,328
Guardian Mid Cap Traditional Growth VIP Fund	$3,086,309	$16,351,972
Guardian Multi-Sector Bond VIP Fund	$12,248,808	$47,460,652
Guardian Small Cap Value Diversified VIP Fund+	$16,621,554	$55,636,374
Guardian Short Duration Bond VIP Fund	$11,116,954	$36,750,789
Guardian Strategic Large Cap Core VIP Fund	$2,293,511	$52,772,107
Guardian Select Mid Cap Core VIP Fund	$5,800,899	$33,938,181
Guardian Small-Mid Cap Core VIP Fund	$21,792,039	$46,910,117
Guardian Total Return Bond VIP Fund	$13,408,183	$51,641,660
Guardian U.S. Government/Credit VIP Fund+	$11,943,805	$41,389,937
Janus Henderson VIT Global Technology and Innovation Portfolio	$5,951,500	$16,405,807
Lazard Retirement Global Dynamic Multi-Asset Portfolio	$183,060	$3,255,794
MFS® Blended Research® Core Equity Portfolio	$4,013,596	$8,853,535
MFS® Technology Portfolio	$2,267,528	$5,501,968
Pioneer Bond VCT Portfolio+	$670,379	$30,484,484
DWS Alternative Asset Allocation VIP	$40,044	$82,954
Victory 500 Index VIP Series+	$4,073,388	$21,531,580
Victory High Yield VIP Series+	$640,429	$6,363,736
Victory RS International VIP Series+	$1,734,767	$21,589,644
Victory RS Large Cap Alpha VIP Series+	$35,952,115	$210,305,180
Victory RS Small Cap Growth Equity VIP Series+	$519,827	$6,979,597
Victory Sophus Emerging Markets VIP Series+	$60,459	$4,106,263
Virtus Duff & Phelps Real Estate Securities Series	$116,507	$291,909
Victory Pioneer Bond VCT Portfolio+	$29,853,343	$6,881,778

+	See Note 1 for additional information related to this Sub-Account.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Global Real Estate Fund	22	1,394	(1,372)
Invesco V.I. Balanced-Risk Allocation Fund	6,861	30,878	(24,017)
American Funds Insurance Series® Capital World Growth and Income Fund®	909	3,994	(3,085)
American Funds Insurance Series® Asset Allocation Fund	49	35,736	(35,687)
American Funds Insurance Series® The Bond Fund of America®	3,503	14,997	(11,494)
American Funds Insurance Series® Global Growth Fund	94	6,427	(6,333)
American Funds Insurance Series® Growth Fund	28,201	19,177	9,024
American Funds Insurance Series® Growth-Income Fund	—	11,827	(11,827)
Fidelity® VIP Investment Grade Bond Portfolio	134,111	387,857	(253,746)
Fidelity® VIP Government Money Market Portfolio	5,262,048	903,103	4,358,945
Fidelity® VIP Overseas Portfolio	61,465	19,386	42,079
Fidelity® VIP Balanced Portfolio	9,022	6,398	2,624
Franklin Income VIP Fund	2,029	11,601	(9,572)
Templeton Growth VIP Fund	3,807	12,030	(8,223)
Templeton Global Bond VIP Fund	1,182	26,549	(25,367)
BlackRock Global Allocation V.I. Fund	2,745	9,362	(6,617)
Morgan Stanley VIF Emerging Markets Equity Portfolio	6,954	31,505	(24,551)
Putnam VT Small Cap Value Fund	15,521	71,415	(55,894)
PIMCO VIT Real Return Portfolio	1,037	5,607	(4,570)
PIMCO VIT Low Duration Portfolio	118	7,568	(7,450)
T. Rowe Price Health Sciences Portfolio	8,301	70,110	(61,809)
VanEck VIP Global Resources Fund	3,460	25,228	(21,768)
The Merger Fund ® VL	1,344	21,687	(20,343)
PIMCO VIT Dynamic Bond Portfolio	3,819	40,699	(36,880)
LVIP American Century Inflation Protection Fund	9,420	103,755	(94,335)
AB VPS Dynamic Asset Allocation Portfolio	278	13,482	(13,204)
AB VPS Sustainable Global Thematic Portfolio	3,163	2,260	903
ALPS | Alerian Energy Infrastructure Portfolio	4,834	33,290	(28,456)
ALPS Global Opportunity Portfolio	4,680	12,915	(8,235)
American Funds Insurance Series® U.S. Government Securities Fund®	19,686	24,512	(4,826)
Davis Financial Portfolio	4,494	3,147	1,347
Davis Real Estate Portfolio	2,037	5,678	(3,641)
Nomura VIP High Income Series+	20,637	92,823	(72,186)
Gabelli Capital Asset Fund+	88	90,275	(90,187)
Guggenheim VT Multi-Hedge Strategies Fund	116	3,601	(3,485)
Guardian All Cap Core VIP Fund+	279,085	145,393	133,692
Guardian Balanced Allocation VIP Fund	64,638	96,430	(31,792)
Guardian Core Fixed Income VIP Fund	1,745,480	5,880,131	(4,134,651)
Guardian Core Plus Fixed Income VIP Fund	1,028,092	4,866,930	(3,838,838)
Guardian Diversified Research VIP Fund	134,768	1,213,167	(1,078,399)
Guardian Equity Income VIP Fund+	20,821,313	3,236,524	17,584,789
Guardian Global Utilities VIP Fund	143,088	1,184,835	(1,041,747)
Guardian Growth & Income VIP Fund	218,105	1,231,783	(1,013,678)
Guardian International Equity VIP Fund	904,873	6,490,060	(5,585,187)
Guardian International Growth VIP Fund	167,120	1,642,427	(1,475,307)
Guardian Integrated Research VIP Fund	523,862	4,863,134	(4,339,272)
Guardian Large Cap Fundamental Growth VIP Fund	309,459	2,238,150	(1,928,691)
Guardian Large Cap Disciplined Growth VIP Fund	549,686	3,686,079	(3,136,393)
Guardian Large Cap Disciplined Value VIP Fund	124,774	1,443,304	(1,318,530)
Guardian Mid Cap Relative Value VIP Fund	396,066	1,519,937	(1,123,871)
Guardian Mid Cap Traditional Growth VIP Fund	137,528	675,815	(538,287)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Multi-Sector Bond VIP Fund	1,339,563	4,923,769	(3,584,206)
Guardian Small Cap Value Diversified VIP Fund+	1,488,701	4,331,382	(2,842,681)
Guardian Short Duration Bond VIP Fund	1,067,744	3,348,638	(2,280,894)
Guardian Strategic Large Cap Core VIP Fund	176,542	3,761,047	(3,584,505)
Guardian Select Mid Cap Core VIP Fund	559,894	2,881,989	(2,322,095)
Guardian Small-Mid Cap Core VIP Fund	2,400,201	4,641,935	(2,241,734)
Guardian Total Return Bond VIP Fund	1,495,083	5,372,819	(3,877,736)
Guardian U.S. Government/Credit VIP Fund+	1,258,619	4,147,252	(2,888,633)
Janus Henderson VIT Global Technology and Innovation Portfolio	25,750	284,512	(258,762)
Lazard Retirement Global Dynamic Multi-Asset Portfolio	5,346	194,474	(189,128)
MFS® Blended Research® Core Equity Portfolio	22,402	311,340	(288,938)
MFS® Technology Portfolio	17,630	106,032	(88,402)
Pioneer Bond VCT Portfolio+	37,794	2,850,906	(2,813,112)
DWS Alternative Asset Allocation VIP	1,840	6,090	(4,250)
Victory 500 Index VIP Series+	8,772	359,147	(350,375)
Victory High Yield VIP Series+	6,179	261,005	(254,826)
Victory RS International VIP Series+	13,452	684,397	(670,945)
Victory RS Large Cap Alpha VIP Series+	567	4,344,865	(4,344,298)
Victory RS Small Cap Growth Equity VIP Series+	14,225	195,007	(180,782)
Victory Sophus Emerging Markets VIP Series+	507	157,902	(157,395)
Virtus Duff & Phelps Real Estate Securities Series	3,522	13,862	(10,340)
Victory Pioneer Bond VCT Portfolio+	2,716,871	616,147	2,100,724

+	See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Global Real Estate Fund	156	3,027	(2,871)
Invesco V.I. Balanced-Risk Allocation Fund	2,860	35,047	(32,187)
American Funds Insurance Series® Capital World Growth and Income Fund®	10,310	36,459	(26,149)
American Funds Insurance Series® Asset Allocation Fund	10,212	54,997	(44,785)
American Funds Insurance Series® The Bond Fund of America®	22,269	20,718	1,551
American Funds Insurance Series® Global Growth Fund	1,956	14,966	(13,010)
American Funds Insurance Series® Growth Fund	16,198	38,608	(22,410)
American Funds Insurance Series® Growth-Income Fund	17,100	49,821	(32,721)
Fidelity® VIP Investment Grade Bond Portfolio	265,312	527,834	(262,522)
Fidelity® VIP Government Money Market Portfolio	786,129	1,048,613	(262,484)
Fidelity® VIP Overseas Portfolio	21	646	(625)
Fidelity® VIP Balanced Portfolio	388	10,186	(9,798)
Franklin Income VIP Fund	406	24,715	(24,309)
Templeton Growth VIP Fund	3,965	20,992	(17,027)
Templeton Global Bond VIP Fund	10,379	55,631	(45,252)
BlackRock Global Allocation V.I. Fund	9,351	28,404	(19,053)
Morgan Stanley VIF Emerging Markets Equity Portfolio	3,223	38,754	(35,531)
Putnam VT Small Cap Value Fund	6,650	130,229	(123,579)
PIMCO VIT Real Return Portfolio	2,441	9,440	(6,999)
PIMCO VIT Low Duration Portfolio	109,500	41,176	68,324
T. Rowe Price Health Sciences Portfolio	2,073	43,249	(41,176)
VanEck VIP Global Resources Fund	2,754	21,877	(19,123)
The Merger Fund ® VL	4,103	18,114	(14,011)
PIMCO VIT Dynamic Bond Portfolio	16,561	25,570	(9,009)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
LVIP American Century Inflation Protection Fund	16,292	128,929	(112,637)
AB VPS Dynamic Asset Allocation Portfolio	2,233	27,030	(24,797)
AB VPS Sustainable Global Thematic Portfolio	144	5,741	(5,597)
ALPS | Alerian Energy Infrastructure Portfolio	14,131	43,079	(28,948)
ALPS Global Opportunity Portfolio	1,185	13,676	(12,491)
American Funds Insurance Series® U.S. Government Securities Fund®	13,481	40,374	(26,893)
Davis Financial Portfolio	570	7,684	(7,114)
Davis Real Estate Portfolio	1,443	8,080	(6,637)
Macquarie VIP High Income Series	5,530	83,905	(78,375)
Gabelli Capital Asset Fund	496	16,354	(15,858)
Guggenheim VT Multi-Hedge Strategies Fund	572	5,943	(5,371)
Guardian All Cap Core VIP Fund	2,198	236,087	(233,889)
Guardian Balanced Allocation VIP Fund	6,891	110,663	(103,772)
Guardian Core Fixed Income VIP Fund	3,556,473	7,907,024	(4,350,551)
Guardian Core Plus Fixed Income VIP Fund	2,426,396	8,394,143	(5,967,747)
Guardian Diversified Research VIP Fund	19,218	2,105,094	(2,085,876)
Guardian Equity Income VIP Fund	44,904	511,208	(466,304)
Guardian Global Utilities VIP Fund	4,690	1,446,299	(1,441,609)
Guardian Growth & Income VIP Fund	20,860	2,221,362	(2,200,502)
Guardian International Equity VIP Fund	720,532	7,349,554	(6,629,022)
Guardian International Growth VIP Fund	52,450	2,109,793	(2,057,343)
Guardian Integrated Research VIP Fund	35,148	8,246,947	(8,211,799)
Guardian Large Cap Fundamental Growth VIP Fund	16,015	4,542,189	(4,526,174)
Guardian Large Cap Disciplined Growth VIP Fund	143,922	5,683,100	(5,539,178)
Guardian Large Cap Disciplined Value VIP Fund	24,039	3,178,756	(3,154,717)
Guardian Mid Cap Relative Value VIP Fund	74,435	3,107,998	(3,033,563)
Guardian Mid Cap Traditional Growth VIP Fund	5,963	1,623,590	(1,617,627)
Guardian Multi-Sector Bond VIP Fund	2,789,752	6,769,062	(3,979,310)
Guardian Small Cap Core VIP Fund	474,646	6,367,044	(5,892,398)
Guardian Short Duration Bond VIP Fund	2,209,034	4,646,358	(2,437,324)
Guardian Strategic Large Cap Core VIP Fund	46,778	6,593,970	(6,547,192)
Guardian Select Mid Cap Core VIP Fund	38,198	4,247,369	(4,209,171)
Guardian Small-Mid Cap Core VIP Fund	177,524	6,829,229	(6,651,705)
Guardian Total Return Bond VIP Fund	3,103,722	6,931,517	(3,827,795)
Guardian U.S. Government Securities VIP Fund	2,672,863	5,625,833	(2,952,970)
Janus Henderson VIT Global Technology and Innovation Portfolio	4,570	433,305	(428,735)
Lazard Retirement Global Dynamic Multi-Asset Portfolio	1,448	19,004	(17,556)
MFS® Blended Research® Core Equity Portfolio	904	711,285	(710,381)
MFS® Technology Portfolio	809	219,381	(218,572)
Pioneer Bond VCT Portfolio	330,632	1,662,643	(1,332,011)
DWS Alternative Asset Allocation VIP	133	11,897	(11,764)
Victory 500 Index VIP Series	3,679	207,806	(204,127)
Victory High Yield VIP Series	15,359	83,930	(68,571)
Victory RS International VIP Series	20,728	199,214	(178,486)
Victory RS Large Cap Alpha VIP Series	4,641	1,518,258	(1,513,617)
Victory RS Small Cap Growth Equity VIP Series	7,330	59,269	(51,939)
Victory Sophus Emerging Markets VIP Series	13,123	65,967	(52,844)
Virtus Duff & Phelps Real Estate Securities Series	1,696	28,599	(26,903)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of

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NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Invesco V.I. Global Real Estate Fund
2025	3,459	$23.009604 to $24.437131	$81,188	1.30% to 1.65%	1.70% to 1.85%	5.85% to 6.22%
2024	4,831	$21.738859 to $23.006159	$107,488	1.30% to 1.65%	2.13% to 2.37%	-3.73% to -3.38%
2023	7,615	$15.957016 to $23.812077	$174,921	1.30% to 1.70%	1.20% to 1.20%	6.98 % to 7.41%
2022	8,423	$14.915785 to $22.169285	$180,910	1.30% to 1.70%	1.20% to 1.20%	-26.41% to -26.12%
2021	11,944	$27.743010 to $30.005395	$350,931	1.30% to 1.90%	2.78% to 2.78%	23.07% to 23.81%

Invesco V.I. Balanced-Risk Allocation Fund
2025	173,295	$13.184776 to $13.245369	$2,495,681	0.75% to 2.05%	6.87% to 6.95%	6.47 % to 7.88%
2024	197,312	$12.277901 to $12.383029	$2,643,183	0.75% to 2.05%	5.79% to 5.89%	1.43 % to 2.78%
2023	229,499	$11.945676 to $12.208303	$3,013,709	0.75% to 2.05%	— % to — %	4.22 % to 5.60%
2022	307,604	$11.312083 to $11.714181	$3,859,782	0.75% to 2.05%	6.62% to 6.62%	-16.27% to -15.16%
2021	419,947	$13.333059 to $13.990324	$6,235,080	0.75% to 2.05%	2.84% to 2.84%	7.02 % to 8.44%

American Funds Insurance Series® Capital World Growth and Income Fund®
2025	45,017	$21.431065 to $22.592261	$984,644	0.75% to 1.35%	1.27 % to 1.28%	22.78 % to 23.53%
2024	48,102	$17.454352 to $18.288946	$854,628	0.75% to 1.35%	1.40% to 11.96%	12.16 % to 12.84%
2023	74,251	$15.562166 to $16.207464	$1,170,571	0.75% to 1.35%	1.77 % to 1.77%	19.02 % to 19.75%
2022	72,268	$13.074929 to $13.534816	$957,493	0.75% to 1.35%	2.14 % to 2.14%	-18.68% to -18.19%
2021	69,296	$16.079108 to $16.543972	$1,127,044	0.75% to 1.35%	1.67 % to 1.67%	12.92 % to 13.61%

American Funds Insurance Series® Asset Allocation Fund
2025	103,224	$19.132656 to $20.169385	$2,041,027	0.75% to 1.35%	1.84 % to 1.85%	14.03 % to 14.72%
2024	138,911	$16.778666 to $17.580986	$2,397,119	0.75% to 1.35%	0.73 % to 1.93%	14.54 % to 15.24%
2023	183,696	$14.648774 to $15.256239	$2,757,575	0.75% to 1.35%	1.93 % to 1.93%	12.49 % to 13.17%
2022	217,242	$13.022842 to $13.480914	$2,880,133	0.75% to 1.35%	1.92 % to 1.92%	-14.83% to -14.31%
2021	159,190	$15.290122 to $15.732203	$2,482,163	0.75% to 1.35%	1.34 % to 1.34%	13.29 % to 13.98%

American Funds Insurance Series® The Bond Fund of America®
2025	81,849	$10.518817 to $11.040044	$880,765	0.75% to 1.30%	4.03 % to 4.03%	5.59 % to 6.18%
2024	93,343	$9.961868 to $10.397574	$948,283	0.75% to 1.30%	3.86 % to 4.55%	-0.34% to 0.22%
2023	91,792	$9.995782 to $10.375019	$935,174	0.75% to 1.30%	3.72 % to 3.72%	3.36 % to 3.94%
2022	79,889	$9.670631 to $9.981918	$785,016	0.75% to 1.30%	2.58 % to 2.58%	-13.88% to -13.40%
2021	109,370	$11.229671 to $11.526889	$1,241,686	0.75% to 1.30%	1.25 % to 1.25%	-1.88% to -1.33%

American Funds Insurance Series® Global Growth Fund
2025	25,265	$24.701058 to $26.039388	$644,694	0.75% to 1.35%	1.23 % to 1.24%	19.70 % to 20.43%
2024	31,598	$20.635073 to $21.621687	$668,713	0.75% to 1.35%	1.32 % to 9.00%	11.85 % to 12.53%
2023	44,608	$18.511322 to $19.213444	$841,776	0.75% to 1.30%	0.70 % to 0.70%	20.70 % to 21.38%
2022	47,487	$15.291838 to $15.829642	$739,301	0.75% to 1.35%	0.44 % to 0.44%	-25.93% to -25.48%
2021	44,916	$20.646099 to $21.242903	$940,434	0.75% to 1.35%	0.22 % to 0.22%	14.57 % to 15.26%

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NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

American Funds Insurance Series® Growth Fund
2025	136,481	$35.918301 to $39.928063	$5,341,342	0.75% to 1.95%	0.13% to 0.13%	17.59% to 19.03%
2024	127,457	$32.014909 to $33.545465	$4,205,372	0.75% to 1.35%	0.18% to 0.20%	29.52% to 30.31%
2023	149,867	$24.718241 to $25.743047	$3,792,510	0.75% to 1.35%	0.18% to 0.18%	36.27% to 37.10%
2022	137,923	$18.138678 to $18.776598	$2,552,681	0.75% to 1.35%	0.11% to 0.11%	-31.06% to -30.64%
2021	115,949	$25.874569 to $27.070786	$3,093,031	0.75% to 1.70%	0.06% to 0.06%	19.62% to 20.77%

American Funds Insurance Series® Growth-Income Fund
2025	99,240	$27.001577 to $28.464423	$2,740,040	0.75% to 1.35%	0.73% to 0.75%	16.18% to 16.89%
2024	111,067	$23.240863 to $24.351998	$2,633,381	0.75% to 1.35%	0.37% to 0.93%	22.24% to 22.99%
2023	143,788	$19.076747 to $19.800342	$2,781,759	0.75% to 1.30%	1.18% to 1.18%	24.19% to 24.88%
2022	153,633	$15.316625 to $15.855282	$2,388,171	0.75% to 1.35%	1.28% to 1.28%	-17.83% to -17.33%
2021	98,447	$18.684830 to $19.179224	$1,857,557	0.75% to 1.30%	1.02% to 1.02%	22.19% to 22.87%

Fidelity® VIP Investment Grade Bond Portfolio
2025	1,606,234	$13.096627 to $14.564627	$23,431,920	1.30% to 1.95%	3.44% to 4.25%	4.85% to 5.54%
2024	1,859,980	$12.490534 to $13.800236	$25,758,500	1.30% to 1.95%	3.26% to 3.46%	-0.48% to 0.18%
2023	2,111,095	$12.550507 to $13.776033	$29,233,117	1.30% to 1.95%	2.40% to 2.40%	3.94% to 4.62%
2022	2,305,064	$10.125220 to $13.167341	$30,550,056	1.30% to 2.05%	2.04% to 2.04%	-14.99% to -14.34%
2021	2,617,570	$11.910089 to $15.371773	$40,555,002	1.30% to 2.05%	1.79% to 1.79%	-2.92% to -2.18%

Fidelity® VIP Government Money Market Portfolio
2025	6,206,453	$9.350272 to $11.212484	$63,587,381	0.75% to 2.30%	3.72% to 3.79%	1.49% to 3.09%
2024	1,847,508	$9.212650 to $10.876238	$18,672,812	0.75% to 2.30%	4.74% to 4.76%	2.43% to 4.05%
2023	2,106,875	$8.993790 to $10.452872	$20,595,877	0.75% to 2.30%	4.53% to 4.53%	2.24% to 3.84%
2022	2,395,924	$8.797152 to $10.065882	$22,681,137	0.75% to 2.30%	1.28% to 1.28%	-1.07% to 0.49%
2021	2,087,631	$8.891905 to $10.016565	$19,775,766	0.75% to 2.30%	0.01% to 0.01%	-2.29% to -0.75%

Fidelity® VIP Overseas Portfolio
2025	54,861	$23.320955 to $33.442257	$1,720,538	1.30% to 2.30%	1.24% to 1.40%	17.31% to 18.49%
2024	12,782	$19.880067 to $28.222738	$323,732	1.30% to 2.30%	1.31% to 1.39%	2.40% to 3.44%
2023	13,407	$19.413813 to $27.284079	$330,159	1.30% to 2.30%	0.79% to 0.79%	17.47% to 18.66%
2022	12,194	$16.526532 to $22.993831	$266,671	1.30% to 2.30%	0.67% to 0.67%	-26.41% to -25.66%
2021	12,484	$22.456513 to $30.931230	$368,735	1.30% to 2.30%	0.33% to 0.33%	16.66% to 17.84%

Fidelity® VIP Balanced Portfolio
2025	50,196	$35.618737 to $42.004222	$2,066,916	1.45% to 2.20%	1.59% to 1.78%	12.44% to 13.29%
2024	47,572	$31.676928 to $37.076474	$1,727,581	1.45% to 2.20%	1.66% to 1.70%	13.09% to 13.95%
2023	57,370	$28.009433 to $32.537964	$1,833,962	1.45% to 2.20%	1.53% to 1.53%	18.58% to 19.48%
2022	65,412	$23.620004 to $27.233664	$1,754,156	1.45% to 2.20%	1.06% to 1.06%	-19.98% to -19.37%
2021	81,984	$29.516786 to $33.777847	$2,735,661	1.45% to 2.20%	0.73% to 0.73%	15.41% to 16.28%

Franklin Income VIP Fund
2025	67,322	$20.407688 to $32.499210	$2,017,882	1.30% to 2.30%	5.06% to 5.07%	9.98% to 11.09%
2024	76,894	$18.555351 to $29.253601	$2,056,014	1.30% to 2.30%	5.13% to 5.21%	4.74% to 5.81%
2023	94,621	$17.714871 to $27.648145	$2,416,158	1.30% to 2.30%	5.07% to 5.07%	6.14% to 7.21%
2022	116,109	$16.690434 to $25.788496	$2,789,220	1.30% to 2.30%	5.02% to 5.02%	-7.64% to -6.70%
2021	132,043	$18.070560 to $27.641278	$3,404,102	1.30% to 2.30%	4.58% to 4.58%	14.08% to 15.24%

Templeton Growth VIP Fund
2025	70,114	$21.337696 to $33.147135	$1,743,642	1.30% to 1.95%	0.72% to 0.87%	21.42% to 22.22%
2024	78,337	$17.572926 to $27.121293	$1,593,607	1.30% to 1.95%	0.93% to 0.98%	3.35% to 4.03%
2023	93,949	$17.003197 to $26.070783	$1,841,544	1.30% to 1.95%	3.34% to 3.34%	18.66% to 19.44%
2022	115,084	$14.329326 to $21.828083	$1,889,812	1.30% to 1.95%	0.16% to 0.16%	-13.22% to -12.65%
2021	118,311	$16.512727 to $24.990352	$2,220,775	1.30% to 1.95%	1.10% to 1.10%	2.83% to 3.51%

Templeton Global Bond VIP Fund
2025	74,092	$8.569163 to $11.924239	$751,726	1.30% to 2.30%	— % to — %	13.08% to 14.23%
2024	99,459	$7.577826 to $10.439213	$873,747	1.30% to 2.30%	— % to — %	-13.41% to -12.53%
2023	136,603	$8.750929 to $11.934181	$1,363,783	1.30% to 2.30%	— % to — %	0.53% to 1.55%
2022	216,041	$8.704753 to $11.752345	$2,095,447	1.30% to 2.30%	— % to — %	-7.13% to -6.19%
2021	296,508	$9.372637 to $12.527323	$3,085,978	1.30% to 2.30%	— % to — %	-7.17% to -6.23%

B-88

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

BlackRock Global Allocation V.I. Fund
2025	57,626	$20.001456 to $27.626271	$1,308,825	1.30% to 2.30%	4.21% to 4.28%	16.78% to 17.96%
2024	64,243	$17.127809 to $23.420456	$1,229,603	1.30% to 2.30%	1.40% to 1.44%	6.43% to 7.51%
2023	83,296	$16.093363 to $21.785021	$1,468,588	1.30% to 2.30%	2.22% to 2.22%	9.92% to 11.03%
2022	105,126	$14.641442 to $19.621232	$1,679,209	1.30% to 2.30%	— % to — %	-18.00% to -17.17%
2021	127,770	$17.854391 to $23.687240	$2,469,189	1.30% to 2.30%	0.81% to 0.81%	3.98% to 5.03%

Morgan Stanley VIF Emerging Markets Equity Portfolio
2025	113,896	$13.803115 to $15.660271	$1,737,102	0.75% to 2.05%	0.34% to 0.34%	30.17% to 31.90%
2024	138,447	$10.603732 to $11.872911	$1,604,860	0.75% to 2.05%	1.30% to 1.31%	5.50% to 6.91%
2023	173,978	$10.050506 to $11.105651	$1,896,531	0.75% to 2.05%	1.62% to 1.62%	9.67% to 11.12%
2022	219,091	$9.164368 to $9.993874	$2,160,602	0.75% to 2.05%	0.37% to 0.37%	-26.67% to -25.69%
2021	254,816	$12.496974 to $13.449470	$3,401,696	0.75% to 2.05%	0.78% to 0.78%	0.84% to 2.18%

Putnam VT Small Cap Value Fund
2025	210,778	$17.342589 to $21.501571	$4,623,164	0.75% to 2.05%	0.63% to 0.67%	3.11% to 4.48%
2024	266,672	$16.598768 to $20.852544	$5,606,595	0.75% to 2.05%	1.00% to 1.01%	4.01% to 5.40%
2023	390,251	$15.748633 to $20.047848	$7,695,782	0.75% to 2.05%	0.15% to 0.15%	21.22% to 22.82%
2022	419,680	$12.822022 to $16.538811	$6,838,574	0.75% to 2.05%	0.17% to 0.17%	-14.77% to -13.63%
2021	474,792	$14.846122 to $19.403903	$9,020,088	0.75% to 2.05%	0.75% to 0.75%	37.04% to 38.85%

PIMCO VIT Real Return Portfolio
2025	22,720	$10.747223 to $15.184532	$311,597	1.30% to 2.30%	3.17% to 3.23%	5.30% to 6.36%
2024	27,290	$10.206531 to $14.276231	$357,549	1.30% to 2.30%	2.37% to 2.55%	-0.31% to 0.70%
2023	34,289	$10.238147 to $14.176658	$457,892	1.30% to 2.30%	2.86% to 2.86%	1.20% to 2.22%
2022	41,800	$10.117014 to $13.868676	$545,860	1.30% to 2.30%	6.91% to 6.91%	-14.01% to -13.14%
2021	49,923	$11.765786 to $15.967282	$755,968	1.30% to 2.30%	4.75% to 4.75%	3.09% to 4.13%

PIMCO VIT Low Duration Portfolio
2025	127,986	$9.455017 to $12.084252	$1,458,845	1.30% to 2.05%	3.84% to 3.93%	3.28% to 4.06%
2024	135,436	$9.155163 to $11.612892	$1,490,295	1.30% to 2.05%	3.89% to 3.92%	2.26% to 3.04%
2023	67,112	$8.952931 to $11.270619	$721,637	1.30% to 2.05%	3.48% to 3.48%	2.73% to 3.51%
2022	83,600	$8.715072 to $10.888544	$873,151	1.30% to 2.05%	1.54% to 1.54%	-7.76% to -7.06%
2021	102,091	$9.448507 to $11.715971	$1,153,218	1.30% to 2.05%	0.42% to 0.42%	-3.05% to -2.31%

T. Rowe Price Health Sciences Portfolio
2025	169,595	$21.826353 to $32.676931	$5,957,876	0.75% to 2.00%	— % to — %	15.45% to 16.92%
2024	231,404	$18.667653 to $28.304294	$6,786,977	0.75% to 2.00%	— % to — %	-0.62% to 0.66%
2023	272,580	$18.546098 to $28.479672	$7,971,509	0.75% to 2.00%	— % to — %	0.63% to 1.91%
2022	307,428	$18.197673 to $28.301034	$8,903,613	0.75% to 2.00%	— % to — %	-14.43% to -13.34%
2021	332,862	$20.999344 to $32.931711	$11,258,953	0.75% to 2.05%	— % to — %	10.52% to 11.98%

VanEck VIP Global Resources Fund
2025	50,942	$10.386788 to $15.291094	$580,050	0.75% to 2.00%	2.44% to 2.92%	33.45% to 35.15%
2024	72,710	$7.783445 to $11.314355	$628,101	0.75% to 2.00%	2.34% to 2.35%	-5.03% to -3.82%
2023	91,833	$8.195891 to $11.763376	$825,272	0.75% to 2.00%	2.61% to 2.61%	-5.76% to -4.56%
2022	106,100	$8.696919 to $12.325252	$1,001,924	0.75% to 2.00%	1.46% to 1.46%	5.96% to 7.31%
2021	128,953	$8.207738 to $11.485498	$1,138,231	0.75% to 2.00%	0.29% to 0.29%	16.30% to 17.79%

The Merger Fund ® VL
2025	88,547	$12.249063 to $13.837343	$1,195,254	0.75% to 2.05%	3.26% to 4.47%	6.41% to 7.82%
2024	108,890	$11.511665 to $12.834037	$1,373,170	0.75% to 2.05%	0.95% to 1.62%	1.31% to 2.66%
2023	122,901	$11.362659 to $12.501547	$1,517,244	0.75% to 2.05%	1.65% to 1.65%	2.20% to 3.56%
2022	161,493	$11.117544 to $12.071689	$1,934,465	0.75% to 2.05%	1.51% to 1.51%	-1.19% to 0.12%
2021	174,613	$11.251285 to $12.056891	$2,099,430	0.75% to 2.05%	— % to — %	-0.99% to 0.32%

PIMCO VIT Dynamic Bond Portfolio
2025	72,945	$10.889571 to $12.301000	$862,140	0.75% to 2.00%	5.47% to 5.47%	5.86% to 7.21%
2024	109,825	$10.286674 to $11.473655	$1,211,112	0.75% to 2.00%	4.68% to 4.68%	3.40% to 4.72%
2023	118,834	$9.948410 to $10.956245	$1,263,509	0.75% to 2.00%	3.58% to 3.58%	4.86% to 6.20%
2022	151,247	$9.487263 to $10.316811	$1,524,021	0.75% to 2.00%	2.62% to 2.62%	-8.33% to -7.16%
2021	162,418	$10.349143 to $11.112279	$1,775,389	0.75% to 2.00%	1.98% to 1.98%	-0.84% to 0.42%

B-89

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

LVIP American Century Inflation Protection Fund
2025	578,947	$9.897549 to $11.446857	$6,361,751	0.75% to 2.05%	5.51% to 7.41%	4.15% to 5.53%
2024	673,282	$9.503019 to $10.846635	$7,030,862	0.75% to 2.05%	3.54% to 3.67%	-0.55% to 0.78%
2023	785,919	$9.555172 to $10.762917	$8,183,327	0.75% to 2.05%	3.29% to 3.29%	1.28% to 2.62%
2022	888,372	$9.434434 to $10.487743	$9,053,658	0.75% to 2.05%	4.98% to 4.98%	-14.86% to -13.73%
2021	995,521	$11.081073 to $12.156813	$11,809,418	0.75% to 2.05%	3.15% to 3.15%	4.09% to 5.47%

AB VPS Dynamic Asset Allocation Portfolio
2025	69,220	$14.394291 to $16.343222	$1,109,194	1.00% to 2.00%	1.58% to 1.60%	10.95% to 12.08%
2024	82,424	$12.973694 to $14.581583	$1,183,895	1.00% to 2.00%	1.02% to 1.07%	8.21% to 9.32%
2023	95,333	$11.989143 to $13.338562	$1,243,570	1.00% to 2.00%	0.57% to 0.57%	11.21% to 12.34%
2022	121,297	$10.780807 to $11.873111	$1,412,676	1.00% to 2.00%	2.19% to 2.19%	-20.30% to -19.49%
2021	182,615	$13.527401 to $14.747400	$2,647,978	1.00% to 2.00%	1.57% to 1.57%	7.09% to 8.18%

AB VPS Sustainable Global Thematic Portfolio
2025	22,714	$23.396223 to $26.115260	$591,508	1.45% to 1.95%	— % to — %	3.97% to 4.49%
2024	21,811	$22.503500 to $24.993392	$543,648	1.45% to 1.95%	— % to — %	3.90% to 4.42%
2023	27,301	$21.659600 to $23.935650	$647,142	1.45% to 1.95%	0.03% to 0.03%	13.46% to 14.03%
2022	32,396	$19.090727 to $20.991503	$674,832	1.45% to 1.95%	— % to — %	-28.58% to -28.22%
2021	35,350	$26.731463 to $29.246066	$1,027,038	1.45% to 1.95%	— % to — %	20.19% to 20.79%

ALPS | Alerian Energy Infrastructure Portfolio
2025	88,509	$16.580807 to $18.198532	$1,614,758	0.75% to 2.05%	3.43% to 4.53%	2.51% to 3.87%
2024	116,965	$16.174157 to $17.519720	$2,060,627	0.75% to 2.05%	2.64% to 3.88%	37.71% to 39.54%
2023	145,913	$11.745053 to $12.555233	$1,853,478	0.75% to 2.05%	2.80% to 2.80%	11.57% to 13.05%
2022	184,135	$10.526952 to $11.105758	$2,083,240	0.75% to 2.05%	4.19% to 4.19%	14.92% to 16.44%
2021	200,318	$9.160361 to $9.537500	$1,965,355	0.75% to 2.05%	1.99% to 1.99%	34.95% to 36.74%

ALPS Global Opportunity Portfolio
2025	53,108	$18.904312 to $21.118167	$1,090,928	1.00% to 2.00%	5.93% to 6.29%	-0.67% to 0.34%
2024	61,343	$19.031656 to $21.045641	$1,259,909	1.00% to 2.00%	7.62% to 7.92%	15.64% to 16.83%
2023	73,834	$16.457152 to $18.014420	$1,301,683	1.00% to 2.00%	— % to — %	26.22% to 27.51%
2022	93,780	$13.038134 to $14.127812	$1,296,515	1.00% to 2.00%	11.84% to 11.84%	-30.33% to -29.62%
2021	104,815	$18.714484 to $20.073528	$2,063,564	1.00% to 2.00%	4.07% to 4.07%	21.46% to 22.69%

American Funds Insurance Series® U.S. Government Securities Fund®
2025	126,266	$10.006722 to $10.549046	$1,296,530	0.75% to 1.35%	4.14% to 4.16%	6.09% to 6.73%
2024	131,092	$9.432594 to $9.883692	$1,263,986	0.75% to 1.35%	3.10% to 3.72%	-0.92% to -0.31%
2023	157,985	$9.519817 to $9.914626	$1,535,036	0.75% to 1.35%	3.37% to 3.37%	1.24% to 1.85%
2022	166,667	$9.403571 to $9.734359	$1,591,976	0.75% to 1.35%	3.89% to 3.89%	-12.39% to -11.86%
2021	145,582	$10.734004 to $11.044396	$1,581,778	0.75% to 1.35%	0.92% to 0.92%	-2.21% to -1.62%

Davis Financial Portfolio
2025	31,611	$48.539162 to $80.355782	$1,626,024	1.30% to 2.05%	1.60% to 1.67%	26.49% to 27.45%
2024	30,264	$38.374925 to $63.050875	$1,245,534	1.30% to 2.05%	1.66% to 1.77%	26.85% to 27.81%
2023	37,292	$30.253292 to $49.331734	$1,246,081	1.30% to 2.05%	1.88% to 1.88%	12.94% to 13.79%
2022	50,643	$26.787630 to $43.351649	$1,521,533	1.30% to 2.05%	1.71% to 1.71%	-10.40% to -9.72%
2021	54,565	$29.896407 to $48.018172	$1,773,022	1.30% to 2.05%	1.47% to 1.47%	27.87% to 28.84%

Davis Real Estate Portfolio
2025	57,356	$18.655503 to $20.696462	$1,169,462	1.45% to 1.95%	2.54% to 2.57%	-7.54% to -7.08%
2024	60,997	$20.177602 to $22.273305	$1,340,177	1.45% to 1.95%	1.99% to 2.00%	2.87% to 3.39%
2023	67,307	$19.613943 to $21.542697	$1,432,743	1.45% to 1.95%	2.49% to 2.49%	8.51% to 9.05%
2022	75,005	$18.076472 to $19.754927	$1,461,377	1.45% to 1.95%	1.62% to 1.62%	-28.23% to -27.86%
2021	86,390	$25.185055 to $27.385988	$2,338,617	1.45% to 1.95%	1.18% to 1.18%	39.23% to 39.93%

B-90

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Nomura VIP High Income Series+
2025	253,925	$13.413594 to $13.469576	$3,724,229	0.75% to 2.05%	4.62% to 6.64%	4.97% to 6.36%
2024	326,111	$12.663951 to $12.778654	$4,511,477	0.75% to 2.05%	6.49% to 6.53%	4.01% to 5.40%
2023	404,486	$12.015536 to $12.285685	$5,341,462	0.75% to 2.05%	6.40% to 6.40%	9.46% to 10.91%
2022	487,224	$10.833268 to $11.223812	$5,836,917	0.75% to 2.05%	6.65% to 6.65%	-12.79% to -11.63%
2021	537,282	$12.259496 to $12.870100	$7,323,998	0.75% to 2.05%	5.86% to 5.86%	3.89% to 5.27%

Gabelli Capital Asset Fund+
2025♦	—	$29.671746 to $33.014830	$—	1.45% to 1.95%	0.10% to 0.10%	-4.40% to -4.22%
2024	90,187	$31.036700 to $34.470559	$3,048,020	1.45% to 1.95%	0.65% to 0.69%	9.14% to 9.68%
2023	106,045	$28.438784 to $31.427064	$3,278,122	1.45% to 1.95%	0.48% to 0.48%	9.68% to 10.23%
2022	118,235	$25.928087 to $28.509493	$3,315,163	1.45% to 1.95%	0.43% to 0.43%	-14.61% to -14.19%
2021	124,579	$30.366054 to $33.222480	$4,072,867	1.45% to 1.95%	0.45% to 0.45%	18.14% to 18.73%

Guggenheim VT Multi-Hedge Strategies Fund
2025	21,075	$9.662941 to $11.041901	$223,598	1.00% to 2.05%	2.19% to 2.36%	-0.83% to 0.23%
2024	24,560	$9.743862 to $11.016275	$261,301	1.00% to 2.05%	4.72% to 4.80%	-5.64% to -4.63%
2023	29,931	$10.326302 to $11.550574	$336,163	1.00% to 2.05%	2.89% to 2.89%	2.23% to 3.33%
2022	39,949	$10.101101 to $11.178861	$434,929	1.00% to 2.05%	1.16% to 1.16%	-5.38% to -4.36%
2021	47,833	$10.675344 to $11.689069	$547,040	1.00% to 2.05%	— % to — %	5.89% to 7.02%

Guardian All Cap Core VIP Fund+
2025	811,523	$12.775091 to $13.184951	$10,678,658	1.45% to 2.20%	— % to — %	9.80% to 10.62%
2024	677,831	$11.635286 to $11.918785	$8,072,614	1.45% to 2.20%	— % to — %	17.46% to 18.35%
2023	907,239	$9.905480 to $10.070728	$9,132,586	1.45% to 2.20%	— % to — %	20.24% to 21.15%
2022	1,111,369	$8.237824 to $8.312615	$9,235,349	1.45% to 2.20%	— % to — %	-19.35% to -18.74%
2021♦	1,178,686	$10.214111 to $10.229671	$12,057,065	1.45% to 2.20%	— % to — %	2.14% to 2.30%

Guardian Balanced Allocation VIP Fund
2025	487,006	$13.279826 to $13.808794	$6,602,597	1.00% to 2.05%	— % to — %	10.62% to 11.80%
2024	518,798	$12.005174 to $12.351885	$6,319,662	1.00% to 2.05%	— % to — %	11.48% to 12.67%
2023	614,645	$10.768861 to $10.962801	$6,681,146	1.00% to 2.05%	— % to — %	15.46% to 16.69%
2022♦	760,132	$9.327138 to $9.395088	$7,116,891	1.00% to 2.05%	— % to — %	-6.73% to -6.05%

Guardian Core Fixed Income VIP Fund
2025	21,124,859	$10.110907 to $10.453284	$219,636,254	1.30% to 2.20%	— % to — %	4.28% to 5.22%
2024	25,259,510	$9.696218 to $9.934445	$249,954,513	1.30% to 2.20%	— % to — %	-0.75% to 0.16%
2023	29,572,911	$9.769105 to $9.918902	$292,631,713	1.30% to 2.20%	— % to — %	3.21% to 4.14%
2022♦	32,796,533	$9.465498 to $9.524245	$312,062,225	1.30% to 2.20%	— % to — %	-5.35% to -4.76%

Guardian Core Plus Fixed Income VIP Fund
2025	13,862,122	$9.401760 to $10.899939	$139,852,974	0.75% to 2.15%	— % to — %	4.78% to 6.27%
2024	17,700,960	$8.973235 to $10.257131	$169,196,318	0.75% to 2.15%	— % to — %	0.18% to 1.61%
2023	23,662,764	$8.956997 to $10.094509	$224,140,245	0.75% to 2.15%	— % to — %	3.47% to 4.95%
2022	27,778,306	$8.656236 to $9.618645	$252,464,155	0.75% to 2.15%	— % to — %	-16.09% to -14.89%
2021	32,054,207	$10.315753 to $11.301695	$344,710,899	0.75% to 2.15%	— % to — %	-2.14% to -0.75%

Guardian Diversified Research VIP Fund
2025	3,108,660	$25.043925 to $31.411026	$88,973,338	0.75% to 2.05%	— % to — %	15.65% to 17.18%
2024	4,187,059	$21.654850 to $26.806660	$103,739,922	0.75% to 2.05%	— % to — %	23.31% to 24.94%
2023	6,266,611	$17.561377 to $21.455406	$126,753,790	0.75% to 2.05%	— % to — %	26.33% to 27.99%
2022	8,151,734	$13.901476 to $16.762773	$130,257,430	0.75% to 2.05%	— % to — %	-19.41% to -18.35%
2021	8,958,667	$17.250452 to $20.529793	$176,644,741	0.75% to 2.05%	— % to — %	21.51% to 23.11%

B-91

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Guardian Equity Income VIP Fund+
2025	19,164,270	$10.790110 to $12.830077	$212,772,561	1.30% to 2.20%	— % to — %	7.90% to 12.25%
2024	1,579,481	$11.507251 to $11.663122	$18,417,187	1.45% to 1.95%	— % to — %	7.93% to 8.47%
2023	2,030,661	$10.661819 to $10.752141	$21,829,284	1.45% to 1.95%	— % to — %	5.32% to 5.85%
2022♦	2,170,546	$10.123103 to $10.157871	$22,046,006	1.45% to 1.95%	— % to — %	1.23% to 1.58%

Guardian Global Utilities VIP Fund
2025	2,484,623	$16.273469 to $17.165096	$42,258,526	1.30% to 2.15%	— % to — %	24.21% to 25.28%
2024	3,526,370	$13.101870 to $13.701741	$47,945,646	1.30% to 2.15%	— % to — %	15.21% to 16.20%
2023	4,966,791	$11.372377 to $11.791249	$58,218,576	1.30% to 2.15%	— % to — %	-1.11% to -0.26%
2022	5,462,964	$11.500171 to $11.821896	$64,294,177	1.30% to 2.15%	— % to — %	-3.09% to -2.25%
2021	7,306,663	$11.866410 to $12.094186	$88,100,174	1.30% to 2.15%	— % to — %	13.86% to 14.84%

Guardian Growth & Income VIP Fund
2025	4,930,078	$16.814521 to $21.098826	$94,806,042	0.75% to 2.05%	— % to — %	7.88% to 9.31%
2024	5,943,756	$15.585668 to $19.302190	$105,920,037	0.75% to 2.05%	— % to — %	8.73% to 10.17%
2023	8,130,620	$17.291807 to $17.520866	$133,799,273	0.75% to 2.15%	— % to — %	9.17% to 10.72%
2022	9,354,850	$15.824325 to $15.839714	$140,486,648	0.75% to 2.15%	— % to — %	-7.25% to -5.93%
2021	11,833,781	$16.821413 to $17.077524	$190,500,442	0.75% to 2.15%	— % to — %	25.48% to 27.27%

Guardian International Equity VIP Fund
2025	14,595,515	$14.245901 to $16.076827	$203,824,995	0.75% to 2.15%	— % to — %	24.39% to 26.16%
2024	20,180,702	$11.452437 to $12.743090	$225,527,554	0.75% to 2.15%	— % to — %	2.02% to 3.47%
2023	26,807,145	$11.226193 to $12.315572	$293,424,196	0.75% to 2.15%	— % to — %	13.06% to 14.67%
2022	33,663,092	$9.928980 to $10.739670	$324,940,821	0.75% to 2.15%	— % to — %	-19.64% to -18.50%
2021	34,486,763	$12.355809 to $13.176955	$411,739,831	0.75% to 2.15%	— % to — %	3.14% to 4.60%

Guardian International Growth VIP Fund
2025	4,395,681	$16.247250 to $17.475281	$68,416,123	0.75% to 2.15%	— % to — %	15.44% to 17.09%
2024	5,870,988	$14.073611 to $14.925004	$78,999,327	0.75% to 2.15%	— % to — %	3.05% to 4.52%
2023	7,926,772	$13.657532 to $14.279934	$103,755,123	0.75% to 2.15%	— % to — %	13.69% to 15.31%
2022	9,963,885	$12.012542 to $12.383760	$114,557,501	0.75% to 2.15%	— % to — %	-29.81% to -28.81%
2021	9,139,081	$17.113182 to $17.394156	$148,742,670	0.75% to 2.15%	— % to — %	8.41% to 9.95%

Guardian Integrated Research VIP Fund
2025	13,417,032	$25.257906 to $26.814294	$234,221,851	0.75% to 2.15%	— % to — %	12.19% to 13.79%
2024	17,756,304	$22.513333 to $23.565397	$276,374,259	0.75% to 2.15%	— % to — %	23.15% to 24.91%
2023	25,961,714	$18.281428 to $18.866561	$333,277,209	0.75% to 2.15%	— % to — %	21.64% to 23.37%
2022	32,263,491	$15.028929 to $15.292402	$344,912,339	0.75% to 2.15%	— % to — %	-22.83% to -21.73%
2021	26,958,594	$19.474051 to $19.537121	$319,641,228	0.75% to 2.15%	— % to — %	25.39% to 27.18%

Guardian Large Cap Fundamental Growth VIP Fund
2025	5,719,896	$24.573224 to $32.927292	$161,583,673	0.75% to 2.30%	— % to — %	12.68% to 14.45%
2024	7,648,587	$21.808318 to $28.769804	$191,177,700	0.75% to 2.30%	— % to — %	27.10% to 29.10%
2023	12,170,314	$17.159003 to $22.284772	$240,577,477	0.75% to 2.30%	— % to — %	41.25% to 43.47%
2022	17,753,059	$12.147713 to $15.532193	$248,479,932	0.75% to 2.30%	— % to — %	-34.29% to -33.25%
2021	16,114,152	$18.486733 to $23.270510	$340,538,844	0.75% to 2.30%	— % to — %	18.82% to 20.69%

Guardian Large Cap Disciplined Growth VIP Fund
2025	8,412,877	$26.742079 to $36.398231	$254,123,402	0.75% to 2.30%	— % to — %	14.31% to 16.11%
2024	11,549,270	$23.393919 to $31.347979	$304,084,568	0.75% to 2.30%	— % to — %	25.85% to 27.83%
2023	17,041,110	$18.589001 to $24.522435	$357,399,313	0.75% to 2.30%	— % to — %	38.64% to 40.82%
2022	23,377,599	$13.408192 to $17.414057	$353,420,975	0.75% to 2.30%	— % to — %	-33.08% to -32.02%
2021	22,427,023	$20.035669 to $25.617762	$502,291,685	0.75% to 2.30%	— % to — %	17.64% to 19.49%

B-92

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Guardian Large Cap Disciplined Value VIP Fund
2025	3,194,319	$17.990011 to $22.924526	$75,216,965	0.75% to 2.30%	— % to — %	14.47% to 16.27%
2024	4,512,849	$15.715845 to $19.716433	$91,942,600	0.75% to 2.30%	— % to — %	12.87% to 14.65%
2023	7,666,377	$13.923951 to $17.196990	$137,046,291	0.75% to 2.30%	— % to — %	10.88% to 12.63%
2022	9,563,281	$12.557572 to $15.269119	$153,136,416	0.75% to 2.30%	— % to — %	-7.08% to -5.61%
2021	12,771,536	$13.513954 to $16.177270	$218,984,811	0.75% to 2.30%	— % to — %	26.89% to 28.89%

Guardian Mid Cap Relative Value VIP Fund
2025	4,941,684	$18.452783 to $19.199121	$93,753,978	0.75% to 2.15%	— % to — %	3.35% to 4.82%
2024	6,065,555	$17.855113 to $18.316586	$110,929,685	0.75% to 2.15%	— % to — %	9.24% to 10.80%
2023	9,096,003	$16.344798 to $16.531301	$152,129,588	0.75% to 2.15%	— % to — %	6.77% to 8.29%
2022	11,030,478	$15.265286 to $15.307877	$172,047,134	0.75% to 2.15%	— % to — %	-6.86% to -5.54%
2021	14,143,774	$16.160208 to $16.436041	$235,502,463	0.75% to 2.15%	— % to — %	26.08% to 27.88%

Guardian Mid Cap Traditional Growth VIP Fund
2025	1,689,003	$22.790711 to $24.307753	$41,050,348	0.75% to 2.15%	— % to — %	5.82% to 7.33%
2024	2,227,290	$21.536614 to $22.647913	$50,802,247	0.75% to 2.15%	— % to — %	11.81% to 13.40%
2023	3,844,295	$19.262515 to $19.971461	$77,923,371	0.75% to 2.15%	— % to — %	14.49% to 16.12%
2022	5,026,064	$16.824832 to $17.199330	$88,370,358	0.75% to 2.15%	— % to — %	-19.01% to -17.86%
2021	5,707,024	$20.774750 to $20.938911	$123,040,553	0.75% to 2.15%	— % to — %	14.62% to 16.25%

Guardian Multi-Sector Bond VIP Fund
2025	17,051,861	$9.080454 to $9.577998	$161,890,979	1.30% to 2.15%	— % to — %	6.13% to 7.05%
2024	20,636,067	$8.555839 to $8.947579	$183,283,689	1.30% to 2.15%	— % to — %	-0.70% to 0.16%
2023	24,608,967	$8.615923 to $8.933250	$218,582,586	1.30% to 2.15%	— % to — %	2.64% to 3.53%
2022	27,047,389	$8.394191 to $8.629027	$232,387,102	1.30% to 2.15%	— % to — %	-18.00% to -17.29%
2021	30,311,290	$10.236546 to $10.433004	$315,300,913	1.30% to 2.15%	— % to — %	-2.14% to -1.30%

Guardian Small Cap Value Diversified VIP Fund+
2025	12,545,950	$11.249921 to $12.339510	$162,579,990	0.75% to 2.30%	— % to — %	4.22% to 5.86%
2024	15,388,631	$10.626963 to $11.839639	$189,687,157	0.75% to 2.30%	— % to — %	5.10% to 6.76%
2023	21,276,550	$9.954103 to $11.265042	$247,579,862	0.75% to 2.30%	— % to — %	14.27% to 16.07%
2022	24,307,021	$8.575770 to $9.857927	$245,204,426	0.75% to 2.30%	— % to — %	-22.68% to -14.24%
2021	21,857,929	$12.748961 to $13.036471	$284,110,561	1.30% to 2.30%	— % to — %	15.03% to 16.19%

Guardian Short Duration Bond VIP Fund
2025	11,523,657	$10.358629 to $10.691506	$122,560,164	1.30% to 2.15%	— % to — %	3.09% to 3.98%
2024	13,804,551	$10.047669 to $10.281993	$141,395,551	1.30% to 2.15%	— % to — %	2.47% to 3.35%
2023	16,234,769	$9.805489 to $9.948236	$161,133,242	1.30% to 2.15%	— % to — %	1.86% to 2.74%
2022♦	18,318,477	$9.626097 to $9.682822	$177,209,848	1.30% to 2.15%	— % to — %	-3.74% to -3.17%

Guardian Strategic Large Cap Core VIP Fund
2025	12,430,940	$13.621180 to $14.455177	$174,603,865	0.75% to 2.15%	— % to — %	9.37% to 10.92%
2024	16,015,445	$12.454580 to $13.031762	$204,184,989	0.75% to 2.15%	— % to — %	17.16% to 18.83%
2023	22,556,341	$10.630475 to $10.966640	$243,699,885	0.75% to 2.15%	— % to — %	17.58% to 19.25%
2022	28,819,153	$9.041270 to $9.196329	$262,880,174	0.75% to 2.15%	— % to — %	-12.01% to -10.75%
2021♦	35,417,790	$10.274792 to $10.304270	$364,453,823	0.75% to 2.15%	— % to — %	2.75% to 3.04%

Guardian Select Mid Cap Core VIP Fund
2025	10,726,869	$11.322453 to $12.831257	$126,819,889	0.75% to 2.30%	— % to — %	7.82% to 9.52%
2024	13,048,964	$10.501160 to $11.716154	$141,868,269	0.75% to 2.30%	— % to — %	9.85% to 11.58%
2023	17,232,054	$9.559850 to $10.500209	$169,009,595	0.75% to 2.30%	— % to — %	13.64% to 15.43%
2022	19,245,076	$8.412388 to $9.096711	$164,811,705	0.75% to 2.30%	— % to — %	-16.15% to -9.03%
2021♦	19,741,416	$10.032808 to $10.053300	$198,411,490	1.30% to 2.30%	— % to — %	0.33% to 0.53%

Guardian Small-Mid Cap Core VIP Fund
2025	19,918,608	$9.462418 to $9.871538	$195,473,184	1.30% to 2.30%	— % to — %	-0.77% to 0.24%
2024	22,160,342	$9.535455 to $9.848123	$217,264,713	1.30% to 2.30%	— % to — %	3.88% to 4.93%
2023	28,797,411	$9.179701 to $9.385515	$269,498,513	1.30% to 2.30%	— % to — %	13.31% to 14.46%
2022	32,381,248	$8.101147 to $8.199866	$265,107,968	1.30% to 2.30%	— % to — %	-19.33% to -18.52%
2021♦	34,849,059	$10.042755 to $10.063274	$350,603,967	1.30% to 2.30%	— % to — %	0.43% to 0.63%

B-93

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Guardian Total Return Bond VIP Fund
2025	20,726,389	$8.892949 to $9.467362	$194,689,647	1.30% to 2.30%	— % to — %	4.42% to 5.48%
2024	24,604,125	$8.516292 to $8.975592	$219,403,533	1.30% to 2.30%	— % to — %	-0.53% to 0.47%
2023	28,426,161	$8.562086 to $8.933254	$252,668,434	1.30% to 2.30%	— % to — %	2.72% to 3.76%
2022	30,840,245	$8.335589 to $8.609862	$264,536,553	1.30% to 2.30%	— % to — %	-17.30% to -16.46%
2021	34,438,834	$10.079375 to $10.306717	$354,026,807	1.30% to 2.30%	— % to — %	-3.11% to -2.13%

Guardian U.S. Government/Credit VIP Fund+
2025	13,948,755	$9.298924 to $9.808462	$135,614,078	1.30% to 2.15%	— % to — %	4.43% to 5.33%
2024	16,837,388	$8.904151 to $9.311846	$155,628,832	1.30% to 2.15%	— % to — %	-0.45% to 0.41%
2023	19,786,107	$8.944520 to $9.273948	$182,438,477	1.30% to 2.15%	— % to — %	1.80% to 2.68%
2022	22,137,984	$8.785947 to $9.031754	$199,077,645	1.30% to 2.15%	— % to — %	-10.24% to -9.47%
2021	27,243,561	$9.788545 to $9.976448	$270,983,494	1.30% to 2.15%	— % to — %	-4.56% to -3.74%

Janus Henderson VIT Global Technology and Innovation Portfolio
2025	727,736	$48.707352 to $55.742541	$44,426,529	0.75% to 2.05%	— % to — %	22.29% to 23.91%
2024	986,498	$39.309919 to $45.581144	$48,796,398	0.75% to 2.05%	— % to — %	29.06% to 30.77%
2023	1,415,192	$30.061387 to $35.318481	$53,689,985	0.75% to 2.05%	— % to — %	51.13% to 53.12%
2022	2,015,314	$19.632700 to $23.370259	$50,089,973	0.75% to 2.05%	— % to — %	-38.41% to -37.60%
2021	1,661,441	$31.460391 to $37.944855	$67,043,006	0.75% to 2.05%	0.71% to 0.71%	15.34% to 16.86%

Lazard Retirement Global Dynamic Multi-Asset Portfolio
2025	49,836	$15.228635 to $15.901436	$867,495	0.75% to 2.00%	1.27% to 2.56%	13.41% to 14.86%
2024	238,964	$13.258732 to $14.021026	$3,633,047	0.75% to 2.00%	— % to — %	6.42% to 7.78%
2023	256,520	$12.301533 to $13.175170	$3,638,046	0.75% to 2.00%	— % to — %	8.60% to 9.98%
2022	296,901	$11.185049 to $12.132143	$3,851,165	0.75% to 2.00%	0.09% to 0.09%	-19.03% to -18.00%
2021	317,650	$13.639491 to $14.918324	$5,045,691	0.75% to 2.05%	2.83% to 2.83%	9.64% to 11.10%

MFS® Blended Research® Core Equity Portfolio
2025	560,521	$27.932031 to $29.946536	$16,716,450	1.40% to 2.05%	0.75% to 0.77%	13.46% to 14.20%
2024	849,459	$24.619049 to $26.223457	$22,199,644	1.40% to 2.05%	0.71% to 0.71%	22.62% to 23.42%
2023	1,559,840	$20.077789 to $21.247136	$33,052,192	1.40% to 2.06%	1.02% to 1.02%	25.59% to 26.41%
2022	2,379,139	$15.986969 to $16.808323	$39,910,442	1.40% to 2.06%	0.84% to 0.84%	-17.91% to -17.38%
2021	2,823,326	$19.475970 to $20.343596	$57,343,374	1.40% to 2.06%	0.89% to 0.89%	26.55% to 27.38%

MFS® Technology Portfolio
2025	186,375	$50.749499 to $56.246607	$10,376,734	1.40% to 2.15%	— % to — %	13.79% to 14.65%
2024	274,777	$44.600952 to $49.059905	$13,346,002	1.40% to 2.15%	— % to — %	33.52% to 34.53%
2023	493,156	$33.404973 to $36.467119	$17,828,305	1.40% to 2.15%	— % to — %	50.52% to 51.67%
2022	791,040	$22.192464 to $24.044433	$18,873,566	1.40% to 2.15%	— % to — %	-37.23% to -36.75%
2021	691,737	$35.354992 to $38.016310	$26,120,764	1.40% to 2.15%	— % to — %	11.00% to 11.84%

Pioneer Bond VCT Portfolio+
2025♦	—	$10.204145 to $10.811608	$—	0.75% to 2.05%	0.98% to 0.99%	1.34% to 1.82%
2024	2,813,112	$10.069526 to $10.617850	$29,240,842	0.75% to 2.05%	4.21% to 4.24%	0.90% to 2.24%
2023	4,145,123	$9.979729 to $10.384968	$42,252,676	0.75% to 2.05%	3.66% to 3.66%	4.51% to 5.90%
2022	5,260,940	$9.549007 to $9.806627	$50,961,308	0.75% to 2.05%	2.16% to 2.16%	-16.22% to -15.11%
2021	5,973,953	$11.398098 to $11.552206	$68,546,978	0.75% to 2.05%	1.95% to 1.95%	-1.84% to -0.54%

DWS Alternative Asset Allocation VIP
2025	28,378	$11.978914 to $13.551435	$372,347	0.75% to 2.00%	3.69% to 3.70%	7.83% to 9.21%
2024	32,628	$11.108781 to $12.408855	$393,649	0.75% to 2.00%	3.28% to 3.32%	3.19% to 4.51%
2023	44,392	$10.765385 to $11.873416	$515,138	0.75% to 2.00%	6.50% to 6.50%	3.56% to 4.88%
2022	47,548	$10.395622 to $11.321216	$529,612	0.75% to 2.00%	7.20% to 7.20%	-9.59% to -8.43%
2021	51,533	$11.497763 to $12.363752	$630,559	0.75% to 2.00%	1.73% to 1.73%	10.10% to 11.51%

Victory 500 Index VIP Series+
2025♦	—	$45.192448 to $83.324621	$—	1.30% to 2.15%	1.17% to 1.21%	8.98% to 9.73%
2024	350,375	$41.469829 to $75.936502	$19,278,437	1.30% to 2.15%	0.05% to 1.73%	22.28% to 23.33%
2023	543,334	$33.915120 to $61.571245	$24,206,645	1.30% to 2.15%	1.30% to 1.30%	24.22% to 25.29%
2022	654,794	$27.302093 to $49.142515	$23,125,676	1.30% to 2.15%	1.23% to 1.23%	-21.08% to -20.40%
2021	718,557	$34.596605 to $61.740023	$31,849,325	1.30% to 2.15%	1.17% to 1.17%	24.70% to 25.77%

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The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Victory High Yield VIP Series+
2025♦	—	$17.483311 to $27.257777	$—	1.30% to 2.30%	9.32% to 9.33%	4.44% to 5.29%
2024	254,826	$16.739986 to $25.888937	$5,872,769	1.30% to 2.30%	6.50% to 9.47%	5.93% to 7.01%
2023	322,365	$15.802439 to $24.193655	$6,962,818	1.30% to 2.30%	7.65% to 7.65%	8.86% to 9.97%
2022	369,821	$14.515701 to $22.001168	$7,253,797	1.30% to 2.30%	6.67% to 6.67%	-15.53% to -14.68%
2021	431,488	$17.184808 to $25.785764	$9,939,125	1.30% to 2.30%	5.37% to 5.37%	3.43% to 4.48%

Victory RS International VIP Series+
2025♦	—	$23.387069 to $38.430146	$—	1.30% to 2.30%	2.33% to 2.37%	18.91% to 19.88%
2024	670,945	$19.667347 to $32.057999	$17,744,611	1.30% to 2.30%	2.50% to 2.95%	3.08% to 4.13%
2023	845,001	$19.079516 to $30.787582	$21,484,208	1.30% to 2.30%	2.66% to 2.66%	17.28% to 18.46%
2022	1,007,369	$16.268925 to $25.989516	$21,610,949	1.30% to 2.30%	2.64% to 2.64%	-17.74% to -16.91%
2021	1,099,297	$19.777467 to $31.277846	$28,415,994	1.30% to 2.30%	1.77% to 1.77%	11.75% to 12.88%

Victory RS Large Cap Alpha VIP Series+
2025♦	—	$37.508937 to $49.760820	$—	1.30% to 2.20%	1.50% to 1.51%	-3.38% to -3.06%
2024	4,344,298	$38.819501 to $51.330241	$215,201,981	1.30% to 2.20%	1.26% to 1.31%	18.87% to 19.96%
2023	5,852,379	$32.655827 to $42.791053	$242,398,236	1.30% to 2.20%	1.23% to 1.23%	11.20% to 12.21%
2022	6,593,282	$29.366088 to $38.134458	$243,599,464	1.30% to 2.20%	1.27% to 1.27%	-6.43% to -5.58%
2021	8,612,076	$31.383015 to $40.387173	$337,607,762	1.30% to 2.20%	1.06% to 1.06%	20.79% to 21.89%

Victory RS Small Cap Growth Equity VIP Series+
2025♦	—	$24.001273 to $51.504549	$—	1.30% to 2.15%	0.48% to 0.49%	-5.58% to -4.93%
2024	180,782	$25.420636 to $54.175818	$6,751,874	1.30% to 2.15%	— % to — %	9.42% to 10.36%
2023	231,578	$23.232752 to $49.088973	$7,820,109	1.30% to 2.15%	— % to — %	17.82% to 18.84%
2022	283,391	$19.718190 to $41.307294	$7,843,318	1.30% to 2.15%	— % to — %	-37.73% to -37.19%
2021	305,403	$31.663293 to $65.763539	$13,389,686	1.30% to 2.15%	— % to — %	-12.35% to -11.60%

Victory Sophus Emerging Markets VIP Series+
2025♦	—	$11.782619 to $28.034368	$—	1.30% to 2.30%	1.43% to 1.44%	11.37% to 12.27%
2024	157,395	$10.580089 to $24.970717	$3,636,307	1.30% to 2.30%	2.46% to 2.67%	2.82% to 3.86%
2023	209,482	$10.289788 to $24.041740	$4,238,822	1.30% to 2.30%	2.89% to 2.89%	8.49% to 9.59%
2022	285,522	$9.484336 to $21.937984	$4,943,355	1.30% to 2.30%	0.73% to 0.73%	-24.24% to -23.47%
2021	365,432	$12.518922 to $28.667035	$8,043,159	1.30% to 2.30%	0.77% to 0.77%	-6.61% to -5.66%

Virtus Duff & Phelps Real Estate Securities Series
2025	69,206	$18.013282 to $20.452133	$1,362,177	1.00% to 2.00%	2.21% to 2.52%	-1.29% to -0.28%
2024	79,546	$18.248872 to $20.510420	$1,571,623	1.00% to 2.00%	1.72% to 1.81%	8.69% to 9.81%
2023	106,449	$16.789154 to $18.678743	$1,884,534	1.00% to 2.00%	1.92% to 1.92%	8.81% to 9.92%
2022	168,917	$15.430259 to $16.993528	$2,751,811	1.00% to 2.00%	0.93% to 0.93%	-27.57% to -26.83%
2021	192,256	$21.303465 to $23.224553	$4,303,401	1.00% to 2.00%	0.70% to 0.70%	43.49% to 44.95%

Victory Pioneer Bond VCT Portfolio+
2025♦	2,100,724	$10.742225 to $11.477473	$23,520,917	0.75% to 2.05%	3.22% to 3.22%	4.02% to 5.18%

*	Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

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The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

***	Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+	See Note 1 for additional information related to this Sub-Account.
♦	Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

B-96

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account R indicated in the table below (other than the Pioneer Bond VCT Portfolio, Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account R ( other than the Pioneer Bond VCT Portfolio, Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Small Cap Value Diversified VIP Fund(1)

Guardian U.S. Government/Credit VIP Fund(1)

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Equity VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Global Utilities VIP Fund(1)

Guardian Multi-Sector Bond VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small-Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

Victory RS Large Cap Alpha VIP Series(3)

Victory 500 Index VIP Series(5)

Victory High Yield VIP Series(5)

Victory RS Small Cap Growth Equity VIP Series(5)

Victory RS International VIP Series(5)

Victory Sophus Emerging Markets VIP Series(4)

Gabelli Capital Asset Fund(3)

Invesco V.I. Global Real Estate Fund(1)

Invesco V.I. Balanced-Risk Allocation Fund(1)

AB VPS Sustainable Global Thematic Portfolio(1)

AB VPS Dynamic Asset Allocation Portfolio(1)

BlackRock Global Allocation V.I. Fund(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Fidelity® VIP Balanced Portfolio(1)

Fidelity® VIP Investment Grade Bond Portfolio(1)

Fidelity® VIP Overseas Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Templeton Global Bond VIP Fund(1)

Templeton Growth VIP Fund(1)

Franklin Income VIP Fund(1)

MFS® Technology Portfolio(1)

MFS® Blended Research® Core Equity Portfolio(1)

PIMCO VIT Low Duration Portfolio(1)

PIMCO VIT Real Return Portfolio(1)

PIMCO VIT Dynamic Bond Portfolio(1)

Pioneer Bond VCT Portfolio(2)

Victory Pioneer Bond VCT Portfolio(6)

LVIP American Century Inflation Protection Fund(1)

Nomura VIP High Income Series(1)

Putnam VT Small Cap Value Fund(1)

ALPS | Alerian Energy Infrastructure Portfolio(1)

ALPS Global Opportunity Portfolio(1)

DWS Alternative Asset Allocation VIP(1)

Janus Henderson VIT Global Technology and Innovation Portfolio(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio(1)

The Merger Fund ® VL(1)

Guggenheim VT Multi-Hedge Strategies Fund(1)

T. Rowe Price Health Sciences Portfolio(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio(1)

B-97

American Funds Insurance® Series U.S. Government Securities Fund®(1)

VanEck VIP Global Resources Fund(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance® Series Asset Allocation Fund(1)

American Funds Insurance® Series The Bond Fund of America®(1)

American Funds Insurance® Series Global Growth Fund(1)

American Funds Insurance® Series Capital World Growth and Income Fund®(1)

American Funds Insurance® Series Growth Fund(1)

American Funds Insurance® Series Growth-Income Fund(1)

1.	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
2.	Statement of operations for the period January 1, 2025, through March 31, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025, through March 31, 2025 (date of merger) and the year ended December 31, 2024.
3.	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of substitution) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of substitution) and the year ended December 31, 2024.
4.	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
5.	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.
6.	Statement of operations and statement of changes in net assets for the period March 31, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York April 17, 2026

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account R since 2004.

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